UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)
		 --------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Mangement Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

Registrant'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  JUNE 30, 2003

First Investors Logo

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE

SEMIANNUAL REPORT
June 30, 2003




Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.3%
              Consumer Discretionary--13.8%
    69,400  * AOL Time Warner, Inc.                                                             $1,116,646         $71
     2,600  * AutoZone, Inc.                                                                       197,522          13
    18,400  * Bed Bath & Beyond, Inc.                                                              714,104          45
    10,900  * Best Buy Company, Inc.                                                               478,728          30
    20,600  * Cendant Corporation                                                                  377,392          24
    27,514  * Comcast Corporation - Class "A"                                                      830,373          53
    19,400  * Comcast Corporation - Special Class "A"                                              559,302          36
    13,300    D.R. Horton, Inc.                                                                    373,730          24
    26,800    Dollar General Corporation                                                           489,368          31
     6,600    Gannett Company, Inc.                                                                506,946          32
    53,600    Gap, Inc.                                                                          1,005,536          64
    15,900  * GTECH Holdings Corporation                                                           598,635          38
    15,100    Harley-Davidson, Inc.                                                                601,886          38
    49,900    Home Depot, Inc.                                                                   1,652,688         105
     9,600  * Kohl's Corporation                                                                   493,248          31
     7,100  * Lear Corporation                                                                     326,742          21
    14,700    Lowe's Companies, Inc.                                                               631,365          40
    42,600    Masco Corporation                                                                  1,016,010          65
    12,100    Mattel, Inc.                                                                         228,932          15
    32,500    McDonald's Corporation                                                               716,950          46
    10,600    McGraw-Hill Companies, Inc.                                                          657,200          42
     5,400    Omnicom Group, Inc.                                                                  387,180          25
    16,600  * Reebok International, Ltd.                                                           558,258          35
    14,100  * Staples, Inc.                                                                        258,735          16
    24,700    Target Corporation                                                                   934,648          59
     5,300    Tiffany & Company                                                                    173,204          11
    30,900    TJX Companies, Inc.                                                                  582,156          37
    33,200  * Viacom, Inc. - Class "B"                                                           1,449,512          92
    57,000    Wal-Mart Stores, Inc.                                                              3,059,190         194
    37,700    Walt Disney Company                                                                  744,575          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,720,761       1,380
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.2%
    29,000    Altria Group, Inc.                                                                 1,317,760          84
    15,600    Anheuser-Busch Companies, Inc.                                                       796,380          51
     4,100    Avon Products, Inc.                                                                  255,020          16
    14,600  * Clear Channel Communications, Inc.                                                   618,894          39
    33,700    Coca-Cola Company                                                                  1,564,017          99
    11,800    Colgate-Palmolive Company                                                            683,810          43
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    15,300  * Costco Wholesale Corporation                                                        $559,980         $36
    41,800    CVS Corporation                                                                    1,171,654          74
    22,350  * Dean Foods Company                                                                   704,025          45
    18,200    Gillette Company                                                                     579,852          37
     4,800    Hershey Foods Corporation                                                            334,368          21
     6,700  * InterActiveCorp                                                                      265,119          17
     8,400    Kellogg Company                                                                      288,708          18
    14,700    Kimberly-Clark Corporation                                                           766,458          49
    51,400  * Kroger Company                                                                       857,352          54
    47,100  * Liberty Media Corporation - Class "A"                                                544,476          35
    43,700    PepsiCo, Inc.                                                                      1,944,650         124
    24,800    Procter & Gamble Company                                                           2,211,664         140
    34,700    Sara Lee Corporation                                                                 652,707          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,116,894       1,024
----------------------------------------------------------------------------------------------------------------------
              Energy--5.9%
    12,200    Apache Corporation                                                                   793,732          50
    15,800    ChevronTexaco Corporation                                                          1,140,760          72
    16,273    ConocoPhillips                                                                       891,760          57
     9,400    EOG Resources, Inc.                                                                  393,296          25
    94,800    ExxonMobil Corporation                                                             3,404,268         216
    28,400    Halliburton Company                                                                  653,200          42
    11,800    Occidental Petroleum Corporation                                                     395,890          25
     6,700    Royal Dutch Petroleum Co. - NY Shares (ADR)                                          312,354          20
    11,100    Schlumberger, Ltd.                                                                   528,027          34
    35,000  * Transocean, Inc.                                                                     768,950          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,282,237         590
----------------------------------------------------------------------------------------------------------------------
              Financials--18.2%
    26,000    American Express Company                                                           1,087,060          69
    45,300    American International Group, Inc.                                                 2,499,654         159
    30,400    Bank of America Corporation                                                        2,402,512         153
    16,600    Bank of New York Company, Inc.                                                       477,250          30
    27,100    Bank One Corporation                                                               1,007,578          64
     9,700    BB&T Corporation                                                                     332,710          21
       300  * Berkshire Hathaway, Inc. - Class "B"                                                 729,000          46
    13,400    Capital One Financial Corporation                                                    659,012          42
    18,900    Chubb Corporation                                                                  1,134,000          72
    92,300    Citigroup, Inc.                                                                    3,950,440         251
     3,800    Countrywide Financial Corporation                                                    264,366          17
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    25,100    Fannie Mae                                                                        $1,692,744        $107
    17,300    FleetBoston Financial Corporation                                                    513,983          33
    14,900    Freddie Mac                                                                          756,473          48
     8,000    Hartford Financial Services Group, Inc.                                              402,880          26
    32,700    J.P. Morgan Chase & Company                                                        1,117,686          71
    21,400    Marsh & McLennan Companies, Inc.                                                   1,092,898          70
    21,400    MBNA Corporation                                                                     445,976          28
    16,500    Mellon Financial Corporation                                                         457,875          29
    27,100    Merrill Lynch & Company, Inc.                                                      1,265,028          80
    13,400    Morgan Stanley                                                                       572,850          36
    16,000    PartnerRe, Ltd.                                                                      817,760          52
    14,100    Prudential Financial, Inc.                                                           474,465          30
    54,800    U.S. Bancorp                                                                       1,342,600          85
    20,300    Wachovia Corporation                                                                 811,188          52
    14,500    Washington Mutual, Inc.                                                              598,850          38
    32,900    Wells Fargo & Company                                                              1,658,160         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,564,998       1,814
----------------------------------------------------------------------------------------------------------------------
              Health Care--15.7%
    39,000    Abbott Laboratories                                                                1,706,640         108
    24,600  * Amgen, Inc.                                                                        1,647,708         105
    12,400  * Barr Laboratories, Inc.                                                              812,200          52
    25,300  * Boston Scientific Corporation                                                      1,545,830          98
    34,800    Bristol-Myers Squibb Company                                                         944,820          60
    13,100    Cardinal Health, Inc.                                                                842,330          54
    13,400    Eli Lilly & Company                                                                  924,198          59
     4,300  * Forest Laboratories, Inc.                                                            235,425          15
     4,600  * Genetech, Inc.                                                                       331,752          21
     3,000  * Gilead Sciences, Inc.                                                                166,740          11
    51,300    Johnson & Johnson                                                                  2,652,210         168
    18,700    McKesson Corporation                                                                 668,338          42
    33,500    Medtronic, Inc.                                                                    1,606,995         102
    30,400    Merck & Company, Inc.                                                              1,840,720         117
   131,640    Pfizer, Inc.                                                                       4,495,506         286
    28,200  * Province Healthcare Company                                                          312,174          20
    11,100    Schering-Plough Corporation                                                          206,460          13
    13,900    Teva Pharmaceutical Industries, Ltd. (ADR)                                           791,327          50
    31,800    UnitedHealth Group, Inc.                                                           1,597,950         101
    31,800    Wyeth                                                                              1,448,490          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,777,813       1,574
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.3%
     9,400    3M Company                                                                        $1,212,412         $77
     9,500    Boeing Company                                                                       326,040          21
    18,800    Caterpillar, Inc.                                                                  1,046,408          66
    13,400    Danaher Corporation                                                                  911,870          58
    10,100    Emerson Electric Company                                                             516,110          33
     5,900    FedEx Corporation                                                                    365,977          23
   137,800    General Electric Company                                                           3,952,104         251
    21,400    Honeywell International, Inc.                                                        574,590          36
    21,500  * Jabil Circuit, Inc.                                                                  475,150          30
    14,600  * L-3 Communications Holdings, Inc.                                                    634,954          40
    19,300    Lockheed Martin Corporation                                                          918,101          58
       500    Northrop Grumman Corporation                                                          43,145           3
    10,100    Southwest Airlines Company                                                           173,720          11
    31,400    Tyco International, Ltd.                                                             595,972          38
    12,600    Union Pacific Corporation                                                            731,052          47
     9,400    United Parcel Service, Inc. - Class "B"                                              598,780          38
    16,300    United Technologies Corporation                                                    1,154,529          73
    16,100    Waste Management, Inc.                                                               387,849          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,618,763         928
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.6%
    27,000  * Amdocs, Ltd.                                                                         648,000          41
     9,200  * Analog Devices, Inc.                                                                 320,344          20
    38,600  * Applied Materials, Inc.                                                              612,196          39
    26,400  * Applied Micro Circuits Corporation                                                   159,720          10
    18,100    Automatic Data Processing, Inc.                                                      612,866          39
     9,300  * Check Point Software Technologies, Ltd.                                              181,815          12
   150,300  * Cisco Systems, Inc.                                                                2,493,477         158
    26,900  * Comverse Technology, Inc.                                                            404,307          26
    48,600  * Dell Computer Corporation                                                          1,553,256          99
     2,700  * eBay, Inc.                                                                           281,286          18
    52,300  * EMC Corporation                                                                      547,581          35
    23,200    First Data Corporation                                                               961,408          61
    86,900  * Gateway, Inc.                                                                        317,185          20
    57,800    Hewlett-Packard Company                                                            1,231,140          78
   126,600    Intel Corporation                                                                  2,631,254         167
    25,500    International Business Machines Corporation                                        2,103,750         134
     5,400  * Intuit, Inc.                                                                         240,462          15
   117,900  * Lucent Technologies, Inc.                                                            239,337          15
    26,600  * Marvell Technology Group, Ltd.                                                       914,242          58
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   201,500    Microsoft Corporation                                                             $5,160,415        $328
    26,700    Motorola, Inc.                                                                       251,781          16
    63,100    Nokia Corporation - Class "A" (ADR)                                                1,036,733          66
    67,100  * Nortel Networks Corporation                                                          181,170          12
    77,800  * Oracle Corporation                                                                   935,156          59
    18,900    Qualcomm, Inc.                                                                       675,675          43
     7,600    Raytheon Company                                                                     249,584          16
    37,800  * Sun Microsystems, Inc.                                                               173,880          11
     6,900  * Symantec Corporation                                                                 302,634          19
    28,100  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   283,248          18
    36,000    Texas Instruments, Inc.                                                              633,600          40
    50,600  * VeriSign, Inc.                                                                       699,798          44
    62,800  * Western Digital Corporation                                                          646,840          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,684,140       1,758
----------------------------------------------------------------------------------------------------------------------
              Materials--2.9%
    19,000    Alcoa, Inc.                                                                          484,500          31
     9,900    Boise Cascade Corporation                                                            236,610          15
    12,300    Dow Chemical Company                                                                 380,808          24
    17,700    Du Pont (E.I.) de Nemours & Company                                                  737,028          47
    21,400    International Flavors & Fragrances, Inc.                                             683,302          42
    12,400    International Paper Company                                                          443,052          28
    25,600    Newmont Mining Corporation                                                           830,976          53
     4,500    PPG Industries, Inc.                                                                 228,330          15
     8,600    Praxair, Inc.                                                                        516,860          33
     1,400    Weyerhaeuser Company                                                                  75,600           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,617,066         293
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--3.3%
    11,300    AT&T Corporation                                                                     217,525          14
    28,500    BellSouth Telecommunications, Inc.                                                   758,955          48
    26,700  * Citizens Communications Company                                                      344,163          22
    16,100  * Nextel Communications, Inc. - Class "A"                                              291,088          19
    55,300    SBC Communications, Inc.                                                           1,412,915          90
    40,900    Verizon Communications, Inc.                                                       1,613,505         102
    26,800    Vodafone Group PLC (ADR)                                                             526,620          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,164,771         328
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.4%
     4,000    Consolidated Edison, Inc.                                                           $173,120         $11
     5,400    Dominion Resources, Inc.                                                             347,058          22
     9,500    Duke Energy Corporation                                                              189,525          12
     7,100    Entergy Corporation                                                                  374,738          24
     7,300    Exelon Corporation                                                                   436,613          28
     4,500    FPL Group, Inc.                                                                      300,825          19
    13,300    Southern Company                                                                     414,428          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,236,307         142
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $129,276,280)                                               154,783,750       9,831
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.3%
    $2,000M   U.S. Treasury Bills, .84%, 7/10/03 (cost $1,999,580)                               1,999,580         127
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $131,275,860)                                        99.6%    156,783,330       9,958
Other Assets, Less Liabilities                                                          .4         657,412          42
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $157,440,742     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                         Interest                $10,000 of
     Amount   Security                                                                  Rate*        Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--56.5%
      $270M   Anheuser-Busch Co., Inc., 7/22/03+                                      1.00%       $269,842        $231
       500M   Bell Atlantic New Jersey, Inc., 2/1/04                                  1.15         513,629         440
       300M   BellSouth Corp., 7/18/03                                                 .94         299,867         257
       250M   Bristol-Myers Squibb Co., 7/18/03+                                      1.23         249,855         214
       275M   Brown-Forman Corp., 7/7/03+                                             1.19         274,945         236
       350M   ChevronTexaco Funding Corp., 7/21/03                                     .98         349,809         300
       400M   Clorox Co., 9/11/03                                                     1.00         399,216         342
       350M   DuPont (E.I.) de Nemours & Co., 9/8/03                                   .97         349,349         300
       250M   Florida Power & Light Co., 7/14/03                                       .98         249,912         214
       300M   Gannett Company, Inc., 7/11/03+                                         1.02         299,915         257
              General Electric Capital Corp.:
       220M     7/23/03                                                               1.22         219,836         188
       220M     8/6/03                                                                 .95         219,791         188
       300M   Johnson & Johnson, 10/15/03+                                            1.00         299,116         256
       400M   Kimberly-Clark Worldwide, Inc., 7/15/03+                                1.17         399,818         343
       400M   National Rural Utilities Cooperative
              Finance Corp., 7/14/03                                                  1.04         399,850         343
       350M   New York Times Co., 7/15/03                                             1.23         349,832         300
       350M   Northern Illinois Gas Corp., 9/16/03                                     .95         349,288         300
       300M   Paccar Financial Corp., 7/24/03                                         1.21         299,767         257
       400M   Pfizer, Inc., 12/9/03+                                                   .90         398,389         342
       400M   Schering-Plough Corp., 7/18/03                                          1.16         399,781         343
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $6,591,807)                                                 6,591,807       5,651
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--27.8%
              Federal Farm Credit Bank:
       250M     7/1/03                                                                1.35         250,000         214
       300M     10/2/03                                                               1.85         302,364         259
              Federal Home Loan Bank:
       200M     12/3/03                                                               1.20         201,588         173
       200M     1/12/04                                                               1.20         204,203         175
       500M     3/5/04                                                                1.15         500,114         428
       500M     4/13/04                                                               1.01         500,315         429
       300M     6/2/04                                                                1.33         300,000         257
              Federal Home Loan Mortgage Corporation:
       180M     9/15/03                                                               1.35         180,789         155
       150M     5/20/04                                                               1.30         152,542         131
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                         Interest                $10,000 of
     Amount   Security                                                                  Rate*        Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Federal National Mortgage Association:
      $300M     7/2/03                                                               1.00%        $299,991        $257
       100M     9/29/03                                                              1.55          100,954          87
       244M     11/14/03                                                             1.37          247,015         212
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $3,239,875)                                                                              3,239,875       2,777
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--6.4%
              Federal Farm Credit Bank:
       300M     11/12/03                                                             1.13          300,000         257
       250M     2/26/04                                                              1.22          249,951         214
       200M   Student Loan Marketing Association,
                1/9/04                                                               1.05          200,073         172
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $750,024)                                                 750,024         643
----------------------------------------------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT--3.4%
       400M   Chase Manhattan Bank, NA, 7/17/03
               (cost $400,000)                                                       1.25          400,000         343
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--3.4%
       398M   Bank of America, NA, 8/11/03
                (cost $397,519)                                                      1.06          397,519         341
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.6%
       300M   U.S. Treasury Bills, 7/10/03
                (cost $299,937)                                                       .84          299,937         257
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $11,679,162)++                                     100.1%      11,679,162      10,012
Excess of Liabilities Over Other Assets                                               (.1)         (14,340)        (12)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%     $11,664,822     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates on floating rate notes are adjusted periodically and the rates shown are the rates in effect at June 30, 2003.

 + See Note 5

++ Aggregate cost for federal income tax purpose is the same.

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.4%
              Consumer Discretionary--15.8%
     1,000  * Advance Auto Parts, Inc.                                                             $60,900          $6
    39,900  * Aeropostale, Inc.                                                                    857,052          87
    23,400  * AFC Enterprises, Inc.                                                                380,016          39
   112,400  * Champion Enterprises, Inc.                                                           582,232          59
     5,700  * Cheesecake Factory, Inc.                                                             204,573          21
    37,000  * Chico's FAS, Inc.                                                                    778,850          79
    13,900    Claire's Stores, Inc.                                                                352,504          36
    13,100  * Cumulus Media, Inc. - Class "A"                                                      247,983          25
     8,500  * Dick's Sporting Goods, Inc.                                                          311,780          32
    11,800    Fred's, Inc. - Class "A"                                                             438,724          44
    15,300  * FTD, Inc. - Class "A"                                                                308,754          31
    14,100  * Guitar Center, Inc.                                                                  408,900          41
    46,300  * Jarden Corporation                                                                 1,281,121         130
     8,000  * Michaels Stores, Inc.                                                                304,480          31
    54,800  * Movie Gallery, Inc.                                                                1,011,060         103
    82,300  * MTR Gaming Group, Inc.                                                               635,356          64
    10,300  * Multimedia Games, Inc.                                                               262,650          27
     2,903  * NVR, Inc.                                                                          1,193,133         121
    17,700  * Penn National Gaming, Inc.                                                           363,735          37
    34,900  * Quicksilver, Inc.                                                                    575,501          58
   125,500  * Regent Communications, Inc.                                                          740,450          75
   140,200  * Scientific Games Corporation                                                       1,317,880         134
    12,900  * Select Comfort Corporation                                                           211,302          21
    13,100  * Steven Madden, Ltd.                                                                  286,104          29
    19,700  * Total Entertainment Restaurant Corporation                                           180,255          18
    20,500  * Tractor Supply Company                                                               978,875          99
    38,300  * Triarc Companies, Inc. - Class "A"                                                 1,148,617         116
     6,000  * Tuesday Morning Corporation                                                          157,800          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,580,587       1,579
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--2.1%
    14,900  * American Italian Pasta Company - Class "A"                                           620,585          63
    23,900  * Performance Food Group Company                                                       884,300          90
    39,000  * Playtex Products, Inc.                                                               250,380          25
    10,600  * United Natural Foods, Inc.                                                           298,284          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,053,549         208
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--6.6%
    66,800    Chesapeake Energy Corporation                                                       $674,680         $68
     5,334    Devon Energy Corporation                                                             284,836          29
    14,800  * Forest Oil Corporation                                                               371,776          38
    10,400  * Houston Exploration Company                                                          360,880          37
    20,400  * National-Oilwell, Inc.                                                               448,800          45
    14,600    Noble Energy, Inc.                                                                   551,880          56
    16,000  * Patterson-UTI Energy, Inc.                                                           518,400          53
    24,400  * Remington Oil & Gas Corporation                                                      448,472          45
    20,400  * Spinnaker Exploration Company                                                        534,480          54
    21,500  * TETRA Technologies, Inc.                                                             637,475          65
    16,500    Tidewater, Inc.                                                                      484,605          49
    15,700    World Fuel Services Corporation                                                      386,063          39
    37,600    XTO Energy, Inc.                                                                     756,136          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,458,483         655
----------------------------------------------------------------------------------------------------------------------
              Financials--10.9%
       800    Bank of the Ozarks, Inc.                                                              31,008           3
    39,100    BankAtlantic Bancorp, Inc. - Class "A"                                               464,899          47
    17,200    Brown & Brown, Inc.                                                                  559,000          57
     7,100    Capital Automotive (REIT)                                                            198,729          20
    14,600    Capitol Bancorp, Ltd.                                                                395,660          40
    14,600  * Corrections Corporation of America                                                   369,818          38
    22,050    Doral Financial Corporation                                                          984,532         100
    74,000  * E*TRADE Group, Inc.                                                                  629,000          64
    32,800    HCC Insurance Holdings, Inc.                                                         969,896          98
    18,700    Infinity Property & Casualty Corporation                                             442,068          45
    16,200    Irwin Financial Corporation                                                          419,580          43
    25,000  * Montpelier Re Holdings, Ltd.                                                         790,000          80
    28,100    Odyssey Re Holdings Corporation                                                      592,910          60
    32,900    Provident Financial Services, Inc.                                                   626,745          64
    33,500    RAIT Investment Trust                                                                887,750          90
    25,700    Safety Insurance Group, Inc.                                                         377,533          38
    12,400    Sandy Spring Bancorp, Inc.                                                           391,840          40
    20,000    Thornburg Mortgage, Inc.                                                             494,000          50
    28,600    TrustCo Bank Corp NY                                                                 316,888          32
    25,000    Ventas, Inc.                                                                         378,750          38
    10,400    Westamerica Bancorporation                                                           448,032          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,768,638       1,092
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--18.9%
    20,500  * American Healthways, Inc.                                                           $740,460         $75
    20,400  * AmSurg Corporation                                                                   622,200          63
    79,200  * Axcan Pharma, Inc.                                                                   993,960         101
    46,200  * Bio-Reference Laboratories, Inc.                                                     325,248          33
    15,100  * Celgene Corporation                                                                  459,040          46
    33,200  * Centene Corporation                                                                1,291,480         131
     8,700  * Cephalon, Inc.                                                                       358,092          36
     6,100  * Charles River Laboratories International, Inc.                                       196,298          20
    29,600    Computer Programs and Systems, Inc.                                                  592,296          60
     1,600  * CTI Molecular Imaging, Inc.                                                           30,256           3
    21,300  * Curative Health Services, Inc.                                                       362,100          37
     9,400    Diagnostic Products Corporation                                                      385,870          39
    28,600  * Eon Labs, Inc.                                                                     1,005,290         102
    33,400  * Exact Sciences Corporation                                                           366,064          37
    12,400  * Fisher Scientific International, Inc.                                                432,760          44
    13,200  * Humana, Inc.                                                                         199,320          20
    11,800  * Immucor, Inc.                                                                        257,122          26
    42,100  * KV Pharmaceutical Company - Class "A"                                              1,170,380         119
     9,300    Medicis Pharmaceutical Corporation - Class "A"                                       527,310          53
    10,000  * MGI Pharma, Inc.                                                                     256,300          26
    10,300  * Mid Atlantic Medical Services, Inc.                                                  538,690          55
    46,400  * MIM Corporation                                                                      302,992          31
     9,800  * Neurocrine Biosciences, Inc.                                                         489,412          50
    12,800  * NPS Pharmaceuticals, Inc.                                                            311,552          32
    31,650  * Odyssey Healthcare, Inc.                                                           1,171,050         119
    32,200  * Steris Corporation                                                                   743,498          75
    18,800  * Taro Pharmaceuticals Industries, Ltd.                                              1,031,744         104
    24,000  * U.S. Physical Therapy, Inc.                                                          301,200          31
    67,700  * VCA Antech, Inc.                                                                   1,324,889         134
    32,500  * VistaCare, Inc. - Class "A"                                                          790,075          80
    11,500  * Wilson Greatbatch Technologies, Inc.                                                 415,150          42
    20,700  * ZOLL Medical Corporation                                                             694,692          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,686,790       1,894
----------------------------------------------------------------------------------------------------------------------
              Industrials--14.4%
    22,500  * Arbitron, Inc.                                                                       803,250          81
    11,600  * Career Education Corporation                                                         793,672          80
    12,800    CLARCOR, Inc.                                                                        493,440          50
     2,500  * Clean Harbors, Inc.                                                                   23,825           2
    34,500  * DRS Technologies, Inc.                                                               963,240          98
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    19,000  * Education Management Corporation                                                  $1,010,420        $102
    19,000  * EMCOR Group, Inc.                                                                    937,840          95
     6,600  * ESCO Technologies, Inc.                                                              290,400          30
    41,600  * Excel Technology, Inc.                                                               949,728          96
    60,300  * FTI Consulting, Inc.                                                               1,505,691         153
    28,100  * Genesee & Wyoming, Inc. - Class "A"                                                  578,017          59
    66,600  * Headwaters, Inc.                                                                     978,354          99
    36,700  * Moore Wallace, Inc.                                                                  538,756          55
    26,700  * MTC Technologies, Inc.                                                               626,382          64
    21,300    NN, Inc.                                                                             269,658          27
    10,500  * Old Dominion Freight Line, Inc.                                                      227,010          23
    10,800    Oshkosh Truck Corporation                                                            640,656          65
    50,300    United Industrial Corporation                                                        819,890          83
    40,300  * Wabash National Corporation                                                          565,409          57
    23,100  * Waste Connections, Inc.                                                              809,655          82
    17,200    Werner Enterprises, Inc.                                                             364,640          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,189,933       1,438
----------------------------------------------------------------------------------------------------------------------
              Information Technology--24.0%
     1,700  * Advanced Fibre Communications, Inc.                                                   27,659           3
    18,600  * Altiris, Inc.                                                                        372,930          38
    11,400  * ATMI, Inc.                                                                           284,658          29
    49,900  * Borland Software Corporation                                                         487,523          49
     2,700  * Citrix Systems, Inc.                                                                  54,972           6
    31,500  * Cognizant Technology Solutions Corporation - Class "A"                               767,340          78
    99,000  * Conexant Systems, Inc.                                                               405,900          41
    43,900  * Cray, Inc.                                                                           346,810          35
    29,000  * Credence Systems Corporation                                                         245,630          25
     8,200  * Cymer, Inc.                                                                          262,482          27
    16,700  * Cypress Semiconductor Corporation                                                    200,400          20
    19,700  * Documentum, Inc.                                                                     387,499          39
    10,800  * DSP Group, Inc.                                                                      232,524          24
    16,100  * DuPont Photomasks, Inc.                                                              303,163          31
    47,300  * Embarcadero Technologies, Inc.                                                       331,100          34
    33,000  * FLIR Systems, Inc.                                                                   994,950         101
     1,100  * FormFactor, Inc.                                                                      19,470           2
    44,800  * Global Imaging Systems, Inc.                                                       1,037,568         105
     4,000  * Hutchinson Technology, Inc.                                                          131,560          13
    12,900  * Hyperion Solutions Corporation                                                       435,504          44
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    15,700  * Integrated Circuit Systems, Inc.                                                    $493,451         $50
    81,400  * Intergraph Corporation                                                             1,750,100         177
    13,000    Inter-Tel, Inc.                                                                      275,860          28
    48,000  * Itron, Inc.                                                                        1,034,880         105
     8,100  * J2 Global Communications, Inc.                                                       372,438          38
    51,100  * Kopin Corporation                                                                    312,732          32
    13,500  * Kronos, Inc.                                                                         685,935          70
    45,300  * Lexar Media, Inc.                                                                    432,162          44
    13,900  * Magma Design Automation, Inc.                                                        238,385          24
     9,000  * Manhattan Associates, Inc.                                                           233,730          24
     9,500  * ManTech International Corporation - Class "A"                                        182,210          18
    15,100  * Maxtor Corporation                                                                   113,401          11
    21,200  * McDATA Corporation - Class "B"                                                       307,400          31
    86,900  * MEMC Electronic Materials, Inc.                                                      851,620          86
     4,500  * Mercury Interactive Corporation                                                      173,745          18
    33,000  * Mindspeed Technologies, Inc.                                                          89,100           9
   148,900  * MPS Group, Inc.                                                                    1,024,432         104
    33,900  * MSC.Software Corporation                                                             228,486          23
    19,200  * Neoware Systems, Inc.                                                                294,528          30
    15,600  * NetIQ Corporation                                                                    241,176          24
    12,200  * NetScreen Technologies, Inc.                                                         275,110          28
    70,500  * Pinnacle Systems, Inc.                                                               754,350          76
    17,900  * Planar Systems, Inc.                                                                 350,124          35
    23,200  * Progress Software Corporation                                                        480,936          49
   111,900  * Scansoft, Inc.                                                                       607,617          62
     9,800  * ScanSource, Inc.                                                                     262,150          27
    17,000  * Skyworks Solutions, Inc.                                                             115,090          12
    33,700  * Synaptics, Inc.                                                                      453,602          46
    83,700  * Titan Corporation                                                                    861,273          87
    34,000  * United Online, Inc.                                                                  861,560          87
    29,800  * UTStarcom, Inc.                                                                    1,059,986         107
    22,200  * Varian Semiconductor Equipment Associates, Inc.                                      660,672          67
     1,300  * Websense, Inc.                                                                        20,358           2
    20,600  * Western Digital Corporation                                                          212,180          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,640,421       2,396
----------------------------------------------------------------------------------------------------------------------
              Materials--.5%
     1,600    Delta and Pine Land Company                                                           35,168           4
    44,000  * Louisiana-Pacific Corporation                                                        476,960          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                   512,128          52
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other--.9%
     5,200    Biotech HOLDRs Trust                                                                $640,900         $65
     7,400    Software HOLDRs Trust                                                                233,692          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                   874,592          89
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.3%
    16,500  * Boston Communications Group, Inc.                                                    282,645          29
    23,200  * Commonwealth Telephone Enterprises, Inc.                                           1,020,104         103
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,302,749         132
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
    25,400    Equitable Resources, Inc.                                                          1,034,796         105
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $76,572,099)                                                 95,102,666       9,640
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.3%
    $1,800M   General Electric Capital Corp., 1.02%, 7/7/03                                      1,799,694         182
     1,500M   Verizon Network Funding, .98%, 7/7/03                                              1,499,755         152
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,299,449)                                      3,299,449         334
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $79,871,548)                                         99.7%     98,402,115       9,974
Other Assets, Less Liabilities                                                          .3         258,698          26
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $98,660,813     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.7%
              Consumer Discretionary--8.9%
    21,900  * AOL Time Warner, Inc.                                                               $352,371        $427
     6,800  * Comcast Corporation - Special Class "A"                                              196,044         237
     5,700    Home Depot, Inc.                                                                     188,784         229
----------------------------------------------------------------------------------------------------------------------
                                                                                                   737,199         893
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.4%
     3,700    Coca-Cola Company                                                                    171,717         208
     5,000    Gillette Company                                                                     159,300         192
     3,600    PepsiCo, Inc.                                                                        160,200         194
     1,400    Procter & Gamble Company                                                             124,852         151
     4,200  * Safeway, Inc.                                                                         85,932         104
     3,000    Wal-Mart Stores, Inc.                                                                161,010         195
----------------------------------------------------------------------------------------------------------------------
                                                                                                   863,011       1,044
----------------------------------------------------------------------------------------------------------------------
              Energy--6.4%
     3,700    ChevronTexaco Corporation                                                            267,140         323
     5,600    Schlumberger, Ltd.                                                                   266,392         322
----------------------------------------------------------------------------------------------------------------------
                                                                                                   533,532         645
----------------------------------------------------------------------------------------------------------------------
              Financials--18.2%
     5,300    American International Group, Inc.                                                   292,454         354
     2,400    Bank of America Corporation                                                          189,672         230
     3,700    Bank One Corporation                                                                 137,566         166
     8,300    Citigroup, Inc.                                                                      355,240         431
     2,200    Marsh & McLennan Companies, Inc.                                                     112,354         136
     4,200    Merrill Lynch & Company, Inc.                                                        196,056         237
     6,000    Travelers Property Casualty Corporation - Class "B"                                   94,620         114
     3,100    Wachovia Corporation                                                                 123,876         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,501,838       1,818
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--18.1%
     5,500    Abbott Laboratories                                                                 $240,680        $291
     4,400    Cardinal Health, Inc.                                                                282,920         342
     1,800    Eli Lilly & Company                                                                  124,146         150
     1,800  * Genzyme Corporation                                                                   75,240          91
    12,500    Pfizer, Inc.                                                                         426,875         517
     6,500    Schering-Plough Corporation                                                          120,900         146
     5,000    Wyeth                                                                                227,750         276
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,498,511       1,813
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.7%
       700    3M Company                                                                            90,286         109
     2,000    FedEx Corporation                                                                    124,060         150
    11,400    General Electric Company                                                             326,952         396
     2,900    Lockheed Martin Corporation                                                          137,953         167
     1,400    United Technologies Corporation                                                       99,162         120
     4,300    Waste Management, Inc.                                                               103,587         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                   882,000       1,067
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.8%
     7,800  * Accenture, Ltd. - Class "A"                                                          141,102         171
     5,400  * Applied Materials, Inc.                                                               85,644         103
    10,000  * Cisco Systems, Inc.                                                                  165,900         201
     9,758    Hewlett-Packard Company                                                              207,846         251
    14,300    Intel Corporation                                                                    297,211         360
     1,900    International Business Machines Corporation                                          156,750         190
    16,100    Microsoft Corporation                                                                412,321         499
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,466,774       1,775
----------------------------------------------------------------------------------------------------------------------
              Materials--3.7%
     6,800    Alcoa, Inc.                                                                          173,400         210
     3,700    International Paper Company                                                          132,201         160
----------------------------------------------------------------------------------------------------------------------
                                                                                                   305,601         370
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.3%
     7,600    SBC Communications, Inc.                                                             194,180         235
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.2%
     1,600    Exelon Corporation                                                                   $95,696        $116
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $8,266,108)                                                   8,078,342       9,776
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.6%
      $129M   BNP Paribas Corp., 1.08%, 7/1/03 (collateralized by
               U.S. Treasury Notes, 2%, 11/30/04, valued at
               $131,781) (cost $129,000)                                                           129,000         156
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $8,395,108)                                          99.3%      8,207,342       9,932
Other Assets, Less Liabilities                                                          .7          56,356          68
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $8,263,698     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--73.6%
              Federal Home Loan Mortgage Corporation--11.9%
    $1,530M     6%, 8/1/2032-4/1/2033                                                           $1,586,514        $604
       982M     6.5%, 7/1/2032-12/1/2032                                                         1,022,606         389
       471M     8.5%, 7/1/2016-9/1/2024                                                            515,853         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,124,973       1,189
----------------------------------------------------------------------------------------------------------------------
              Federal National Mortgage Association--8.5%
       432M     7%, 5/1/2031                                                                       459,339         175
       948M     9%, 6/1/2015-11/1/2026                                                           1,053,352         401
       615M     11%, 10/1/2015                                                                     730,223         278
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,242,914         854
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--53.2%
     1,500M     5%, 6/15/2033                                                                    1,541,250         587
     1,996M     5.5%, 2/15/2033-7/22/2033                                                        2,085,274         794
     1,438M     6%, 9/15/2032-11/15/2032                                                         1,509,032         574
     3,291M     6.5%, 6/15/2029-1/15/2033                                                        3,464,457       1,319
     4,190M     7%, 1/15/2030-10/15/2032                                                         4,445,102       1,692
       222M     8.5%, 11/15/2031                                                                   242,635          92
       610M     10%, 5/15/2019-8/15/2019                                                           696,854         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,984,604       5,323
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $19,050,195)                                  19,352,491       7,366
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--19.7%
              Federal Farm Credit Bank:
     1,000M     4.75%, 4/24/2013                                                                 1,021,148         389
     1,400M     3.75%, 2/13/2008                                                                 1,420,697         541
              Federal Home Loan Bank:
     1,480M     5.8%, 9/2/2008                                                                   1,704,142         648
     1,000M     5.125%, 4/22/2013                                                                1,021,575         389
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $4,916,564)                                                                              5,167,562       1,967
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount   Security                                                                               Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.2%
    $1,100M   General Electric Capital Corp., .95%, 7/10/03
                (cost $1,099,739)                                                               $1,099,739        $419
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $25,066,498)                                         97.5%     25,619,792       9,752
Other Assets, Less Liabilities                                                         2.5         650,966         248
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $26,270,758     $10,000
======================================================================================================================

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.1%
              Consumer Discretionary--13.4%
    16,700  * American Eagle Outfitters, Inc.                                                     $302,604         $16
   244,800  * AOL Time Warner, Inc.                                                              3,938,832         206
    44,100  * Brinker International, Inc.                                                        1,588,482          83
    22,000  * Catalina Marketing Corporation                                                       388,300          20
     4,500  * CDW Corporation                                                                      206,100          11
    24,100  * Chico's FAS, Inc.                                                                    507,305          26
    87,400  * Comcast Corporation - Class "A"                                                    2,519,742         132
    23,100    D.R. Horton, Inc.                                                                    649,110          34
    15,050    Darden Restaurants, Inc.                                                             285,649          15
    20,400    Gannett Company, Inc.                                                              1,566,924          82
    57,100    Gap, Inc.                                                                          1,071,196          56
    74,900    Home Depot, Inc.                                                                   2,480,688         129
    35,300  * InterActiveCorp                                                                    1,396,821          73
     4,800  * International Game Technology                                                        491,184          26
    25,300  * Lamar Advertising Company - Class "A"                                                890,813          46
     4,500  * Linens 'n Things, Inc.                                                               106,245           6
    17,600    Liz Claiborne, Inc.                                                                  620,400          32
    64,500    McDonald's Corporation                                                             1,422,870          74
    19,500  * Michaels Stores, Inc.                                                                742,170          39
     6,700  * Mohawk Industries, Inc.                                                              372,051          19
    19,800    Omnicom Group, Inc.                                                                1,419,660          74
    20,400  * O'Reilly Automotive, Inc.                                                            681,156          36
    16,800  * Pacific Sunwear of California, Inc.                                                  404,712          21
     5,400    Polaris Industries, Inc.                                                             331,560          17
    18,100    Target Corporation                                                                   684,904          36
    19,400  * Univision Communications, Inc.                                                       589,760          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,659,238       1,340
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.1%
    33,300    Altria Group, Inc.                                                                 1,513,152          79
    66,300    Coca-Cola Company                                                                  3,076,983         161
    60,700    Coca-Cola Enterprises, Inc.                                                        1,101,705          57
    26,200  * Constellation Brands, Inc. - Class "A"                                               822,680          43
    26,800    CVS Corporation                                                                      751,204          39
    36,500    General Mills, Inc.                                                                1,730,465          90
    71,500    Gillette Company                                                                   2,277,990         119
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    61,200    PepsiCo, Inc.                                                                     $2,723,400        $142
    24,600    Procter & Gamble Company                                                           2,193,828         115
    59,300    Wal-Mart Stores, Inc.                                                              3,182,631         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,374,038       1,011
----------------------------------------------------------------------------------------------------------------------
              Energy--6.1%
    66,000    Chesapeake Energy Corporation                                                        666,600          35
    36,000    ChevronTexaco Corporation                                                          2,599,200         136
    31,400    EOG Resources, Inc.                                                                1,313,776          68
   123,000    ExxonMobil Corporation                                                             4,416,930         231
    15,900    GlobalSantaFe Corporation                                                            371,106          19
    39,700    Schlumberger, Ltd.                                                                 1,888,529          99
    33,400  * Swift Energy Company                                                                 367,400          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,623,541         607
----------------------------------------------------------------------------------------------------------------------
              Financials--17.5%
     9,400    Ambac Financial Group, Inc.                                                          622,750          33
    74,874    American International Group, Inc.                                                 4,131,547         216
    23,200    Arthur J. Gallagher & Company                                                        631,040          33
    37,500    Bank of America Corporation                                                        2,963,625         155
    13,900    Bank of Hawaii Corporation                                                           460,785          24
    63,500    Bank One Corporation                                                               2,360,930         123
    25,700    Banknorth Group, Inc.                                                                655,864          34
   148,352    Citigroup, Inc.                                                                    6,349,466         331
    14,400    Countrywide Financial Corporation                                                  1,001,808          52
    37,800  * E*TRADE Group, Inc.                                                                  321,300          17
    14,600    Hartford Financial Services Group, Inc.                                              735,256          38
    30,100    Legg Mason, Inc.                                                                   1,954,995         102
    41,900    Marsh & McLennan Companies, Inc.                                                   2,139,833         112
    67,600    Merrill Lynch & Company, Inc.                                                      3,155,568         165
    50,000  * Providian Financial Corporation                                                      463,000          24
    33,100    Sovereign Bancorp, Inc.                                                              518,015          27
    30,400    St. Paul Company, Inc.                                                             1,109,904          58
    97,300    Travelers Property Casualty Corporation - Class "B"                                1,534,421          80
    59,400    Wachovia Corporation                                                               2,373,624         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,483,731       1,748
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--16.6%
    86,700    Abbott Laboratories                                                               $3,793,992        $198
    49,000  * Albany Molecular Research, Inc.                                                      739,900          39
     3,500  * Anthem, Inc.                                                                         270,025          14
    31,900    Cardinal Health, Inc.                                                              2,051,170         107
    16,600  * Caremark Rx, Inc.                                                                    426,288          22
     6,500    Diagnostic Products Corporation                                                      266,825          14
    31,100  * Edwards Lifesciences Corporation                                                     999,554          52
    47,100    Eli Lilly & Company                                                                3,248,487         170
    25,800    Guidant Corporation                                                                1,145,262          60
     7,500  * Henry Schein, Inc.                                                                   392,550          20
    29,300  * IDEC Pharmaceuticals Corporation                                                     996,200          52
    51,400    IMS Health, Inc.                                                                     924,686          48
    43,700  * King Pharmaceuticals, Inc.                                                           645,012          34
    13,660  * Laboratory Corporation of America Holdings                                           411,849          22
    14,800  * Oxford Health Plans, Inc.                                                            622,044          32
   205,575    Pfizer, Inc.                                                                       7,020,386         367
    14,300  * Quest Diagnostics, Inc.                                                              912,340          48
    94,700    Schering-Plough Corporation                                                        1,761,420          92
    35,100  * Triad Hospitals, Inc.                                                                871,182          45
    13,500  * Watson Pharmaceuticals, Inc.                                                         544,995          28
    83,300    Wyeth                                                                              3,794,315         198
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,838,482       1,662
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.1%
     9,800    3M Company                                                                         1,264,004          66
    16,500  * Aramark Corporation - Class "B"                                                      369,930          19
    17,300  * ChoicePoint, Inc.                                                                    597,196          31
    41,900  * EGL, Inc.                                                                            636,880          33
    31,000    FedEx Corporation                                                                  1,922,930         100
    15,700    General Dynamics Corporation                                                       1,138,250          60
   179,000    General Electric Company                                                           5,133,720         268
    24,500    ITT Industries, Inc.                                                               1,603,770          84
     9,800  * JetBlue Airways Corporation                                                          414,442          22
    47,700    Lockheed Martin Corporation                                                        2,269,089         119
    52,000    Masco Corporation                                                                  1,240,200          65
    17,000    United Technologies Corporation                                                    1,204,110          63
    63,200    Waste Management, Inc.                                                             1,522,488          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,317,009       1,009
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.9%
    95,700  * Accenture, Ltd. - Class "A"                                                       $1,731,213         $90
     5,600    Adobe Systems, Inc.                                                                  179,592           9
    26,200  * Analog Devices, Inc.                                                                 912,284          48
   103,900  * Applied Materials, Inc.                                                            1,647,854          86
    19,200    Automatic Data Processing, Inc.                                                      650,112          34
    14,000  * Cabot Microelectronics Corporation                                                   706,580          37
    25,940  * Cadence Design Systems, Inc.                                                         312,836          16
    13,800  * CheckFree Corporation                                                                384,192          20
   177,100  * Cisco Systems, Inc.                                                                2,938,089         153
    18,500  * Comverse Technology, Inc.                                                            278,055          15
    39,600  * Fairchild Semiconductor Corporation                                                  506,484          26
   135,367    Hewlett-Packard Company                                                            2,883,317         151
    12,200  * Integrated Circuit Systems, Inc.                                                     383,446          20
   155,000    Intel Corporation                                                                  3,221,520         168
    32,500    International Business Machines Corporation                                        2,681,250         140
    44,600  * International Rectifier Corporation                                                1,196,172          63
    23,500  * Intuit, Inc.                                                                       1,046,455          55
    16,600  * Lattice Semiconductor Corporation                                                    136,618           7
     9,300  * Manhattan Associates, Inc.                                                           241,521          13
   288,100    Microsoft Corporation                                                              7,378,241         385
     6,500  * Novellus Systems, Inc.                                                               238,037          12
    14,700  * PeopleSoft, Inc.                                                                     258,573          14
    74,900  * Sanmina - SCI Corporation                                                            472,619          25
    22,800  * Siebel Systems, Inc.                                                                 217,512          11
    72,900  * SunGard Data Systems, Inc.                                                         1,888,839          99
    39,600  * Tekelec                                                                              447,480          23
    36,500    Texas Instruments, Inc.                                                              642,400          34
    18,300  * Verity, Inc.                                                                         231,678          12
    18,600  * Waters Corporation                                                                   541,818          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,354,787       1,794
----------------------------------------------------------------------------------------------------------------------
              Materials--3.1%
    81,200    Alcoa, Inc.                                                                        2,070,600         108
    37,200    Du Pont (E.I.) de Nemours & Company                                                1,549,008          81
    39,100    International Paper Company                                                        1,397,043          73
    48,000  * Pactiv Corporation                                                                   946,080          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,962,731         311
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.6%
   117,600    SBC Communications, Inc.                                                          $3,004,680        $157
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.7%
    17,000    Cinergy Corporation                                                                  625,430          33
    28,700    Exelon Corporation                                                                 1,716,547          89
    13,400    FPL Group, Inc.                                                                      895,790          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,237,767         169
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $160,089,824)                                               187,856,004       9,808
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.4%
    $2,736M   BNP Paribas Corp., 1.08%, 7/1/03 (collateralized by
                U.S. Treasury Notes, 2%, 11/30/04, valued at
                $2,793,751) (cost $2,736,000)                                                    2,736,000         143
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $162,825,824)                                        99.5%    190,592,004       9,951
Other Assets, Less Liabilities                                                          .5         943,902          49
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $191,535,906     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--87.4%
              Aerospace/Defense--1.5%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011                                               $446,000         $77
       400M   L-3 Communications Corp., 7.625%, 2012                                               442,000          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                   888,000         153
----------------------------------------------------------------------------------------------------------------------
              Automotive--6.8%
       550M   Accuride Corp., 9.25%, 2008                                                          509,437          87
       175M   Asbury Automotive Group, Inc., 9%, 2012                                              169,750          29
     1,000M   Collins & Aikman Products Co., 11.5%, 2006                                           790,000         136
       250M   Cummins, Inc., 9.5%, 2010+                                                           285,000          49
       375M   Dana Corp., 9%, 2011                                                                 407,813          70
       500M   Delco Remy International, Inc., 11%, 2009                                            342,500          59
     1,000M   Special Devices, Inc., 11.375%, 2008                                                 805,000         138
       500M   TRW Automotive, Inc., 9.375%, 2013+                                                  545,000          94
       100M   United Components, Inc., 9.375%, 2013+                                               104,250          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,958,750         680
----------------------------------------------------------------------------------------------------------------------
              Chemicals--4.2%
        50M   Equistar Chemicals LP, 10.625%, 2011+                                                 51,500           9
        50M   Ethyl Corp., 8.875%, 2010+                                                            51,250           9
       500M   FMC Corp., 10.25%, 2009                                                              565,000          97
       700M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                   495,250          85
       350M   Lyondell Chemical Co., 9.5%, 2008                                                    334,250          57
       425M   Millennium America, Inc., 9.25%, 2008                                                459,000          79
       350M   Noveon, Inc., 11%, 2011                                                              399,000          69
       100M   Omnova Solutions, Inc., 11.25%, 2010+                                                106,500          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,461,750         423
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--1.9%
       583M   Hines Horticulture, Inc., 12.75%, 2005                                               615,065         106
       500M   Playtex Products, Inc., 9.375%, 2011                                                 502,500          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,117,565         192
----------------------------------------------------------------------------------------------------------------------
              Energy--9.1%
       700M   Bluewater Finance, Ltd., 10.25%, 2012                                                696,500         120
       500M   Chesapeake Energy Corp., 9%, 2012                                                    560,000          96
     1,000M   Compagnie Generale de Geophysique, 10.625%, 2007                                   1,030,000         177
       300M   Dresser, Inc., 9.375%, 2011                                                          310,500          52
     1,000M   El Paso Production Holding Co., 7.75%, 2013+                                       1,002,500         172
     1,000M   Giant Industries, Inc., 11%, 2012                                                    970,000         167
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
              Tesoro Petroleum Corp.:
      $100M     8%, 2008+                                                                         $103,000         $18
       700M     9.625%, 2008                                                                       651,000         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,323,500         914
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.9%
     1,300M   Canandaigua Brands, Inc., 8.5%, 2009                                               1,371,500         236
       350M   Land O'Lakes, Inc., 8.75%, 2011                                                      281,750          48
       250M   Merisant Co., 9.5%, 2013+                                                            260,000          45
       350M   Pilgrim's Pride Corp., 9.625%, 2011                                                  375,375          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,288,625         393
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.1%
       650M   Di Giorgio Corp., 10%, 2007                                                          647,562         111
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--5.0%
       500M   AEP Industries, Inc., 9.875%, 2007                                                   462,500          79
     1,050M   Packaging Corp. of America, 9.625%, 2009                                           1,161,563         200
       325M   Potlatch Corp., 10%, 2011                                                            362,375          62
       500M   Stone Container Corp., 9.75%, 2011                                                   550,000          94
       400M   Tekni-Plex, Inc., 12.75%, 2010                                                       392,000          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,928,438         502
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--4.8%
       500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                       493,750          85
     1,000M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           1,070,000         184
       375M   Outboard Marine Corp., 10.75%, 2008++**                                                  469          --
       700M   Park Place Entertainment Corp., 9.375%, 2007                                         777,000         133
       400M   Universal City Development Partners, Ltd.,
                11.75%, 2010+                                                                      441,000          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,782,219         478
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.9%
       475M   Advanced Medical Optics, Inc., 9.25%, 2010                                           517,750          89
              ALARIS Medical Systems, Inc.:
       175M     11.625%, 2006                                                                      213,500          37
        30M     7.25%, 2011                                                                         30,525           5
              Fisher Scientific International, Inc.:
       500M     7.125%, 2005                                                                       525,000          90
       100M     8.125%, 2012+                                                                      107,500          18
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $600M   Genesis Health Ventures, Inc., 9.75%, 2005++                                          $8,880          $2
       350M   Insight Health Services Corp., 9.875%, 2011                                          369,250          63
       350M   MedQuest, Inc., 11.875%, 2012                                                        365,750          63
       400M   PerkinElmer, Inc., 8.875%, 2013+                                                     436,000          75
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                                        265,000          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,839,155         488
----------------------------------------------------------------------------------------------------------------------
              Housing--2.4%
       250M   Integrated Electrical Services, Inc., 9.375%, 2009                                   255,000          44
       750M   Nortek, Inc., 9.875%, 2011                                                           793,125         136
       300M   William Lyon Homes, Inc., 10.75%, 2013                                               320,250          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,368,375         235
----------------------------------------------------------------------------------------------------------------------
              Information Technology--2.6%
       400M   ChipPac International, Ltd., 12.75%, 2009                                            452,000          78
       350M   Exodus Communications, Inc., 10.75%, 2009++**                                          7,000           1
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                                   1,075,000         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,534,000         264
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.8%
       275M   Finova Group, Inc., 7.5%, 2009                                                       121,000          21
       350M   General Motors Acceptance Corp., 4.5%, 2006                                          351,915          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                   472,915          81
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--1.3%
       750M   Clark Material Handling, Inc., 10.75%, 2006++                                          3,825           1
     1,040M   Columbus McKinnon Corp., 8.5%, 2008                                                  780,000         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                   783,825         134
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.0%
       350M   Nexstar Finance, LLC, 12%, 2008                                                      392,000          67
       350M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                       385,875          66
       340M   Young Broadcasting Corp., 10%, 2011                                                  369,750          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,147,625         196
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--8.3%
       500M   Adelphia Communications Corp., 10.25%, 2011++                                        322,500          55
     1,000M   Charter Communications Holdings, LLC, 10%, 2009                                      770,000         132
     1,100M   Diva Systems Corp., 12.625%, 2008++                                                   67,375          12
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV (continued)
      $800M   Echostar DBS Corp., 9.375%, 2009                                                    $857,000        $147
     1,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                  1,000,000         172
     1,000M   Rogers Communications, Inc., 8.875%, 2007                                          1,035,000         179
       700M   Star Choice Communications, Inc., 13%, 2005                                          750,750         129
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,802,625         826
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--7.6%
       250M   American Media Operations, Inc., 8.875%, 2011+                                       271,875          47
       500M   Block Communications, Inc., 9.25%, 2009                                              547,500          94
     1,000M   Carmike Cinemas, Inc., 10.375%, 2009                                               1,055,000         181
     1,000M   Garden State Newspapers, Inc., 8.625%, 2011                                        1,047,500         180
     1,000M   Mail-Well I Corp., 8.75%, 2008                                                       950,000         163
       500M   Quebecor Media, Inc., 11.125%, 2011                                                  575,000          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,446,875         764
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--3.2%
       900M   Commonwealth Aluminum Corp., 10.75%, 2006                                            909,000         156
     1,000M   Wolverine Tube, Inc., 7.375%, 2008+                                                  955,000         164
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,864,000         320
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--1.4%
       700M   Michaels Stores, Inc., 9.25%, 2009                                                   787,500         135
----------------------------------------------------------------------------------------------------------------------
              Services--6.1%
              Allied Waste NA, Inc.:
     1,150M     10%, 2009                                                                        1,227,625         211
       300M     9.25%, 2012+                                                                       332,250          57
       200M     7.875%, 2013                                                                       210,250          36
     1,250M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      1,265,625         217
       500M   Worldspan LP, 9.625%, 2011+                                                          517,500          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,553,250         610
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.9%
       950M   E. Spire Communications, Inc., 13%, 2005++                                                95          --
     1,150M   Pac-West Telecommunications, Inc., 13.5%, 2009                                       615,250         106
     1,200M   RCN Corp., 11%, 2008                                                                 474,000          81
     1,500M   Viatel, Inc., 0%-12.5%, 2008++**                                                         562          --
     1,000M   XO Communications, Inc., 9%, 2008++**                                                  1,250          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,091,157         187
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--.6%
      $300M   General Maritime Corp., 10%, 2013+                                                  $330,000         $57
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
       500M   AES Drax Energy, Ltd., 11.5%, 2010++                                                   7,500           1
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--6.0%
       700M   Crown Castle International Corp., 9.375%, 2011                                       731,500         126
     1,050M   Nextel Communications, Inc., 9.95%, 2008                                           1,102,500         189
              Triton Communications, LLC:
       700M     11%, 2008                                                                          745,500         128
       400M     8.75%, 2011                                                                        401,000          69
       475M     8.5%, 2013+                                                                        513,000          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,493,500         600
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $56,327,237)                                               50,918,711       8,744
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.0%
     1,000M   U.S. Treasury Notes, 6.125%, 2007 (cost $1,049,218)                                1,157,071         199
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.7%
              Media-Cable TV--.3%
     4,710  * Echostar Communications Corp. - Class "A"                                            163,060          28
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.1%
     1,000  * MediaNews Group, Inc. - Class "A"                                                     75,000          13
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.3%
     3,993  * NTL, Inc.                                                                            136,241          23
     4,612  * Viatel Holding (Bermuda), Ltd.**                                                      10,684           2
     4,399  * World Access, Inc.                                                                         2          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   146,927          25
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,987,308)                                                     384,987          66
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.2%
              Manufacturing
       547    Day International Group, Inc., 12.25%, 2010, PIK
               (cost $441,390)                                                                     110,715          19
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Media-Cable TV--.1%
     3,300  * Diva Systems Corp. (expiring 3/1/08)+                                                    $33         $--
    16,212  * Star Choice Communications, Inc. (expiring 12/15/05)+                                 42,557           7
----------------------------------------------------------------------------------------------------------------------
                                                                                                    42,590           7
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     1,500  * E. Spire Communications, Inc. (expiring 11/1/05)**+                                       --          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $0)                                                                   42,590           7
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--5.8%
    $3,400M   Federal National Mortgage Assoc., 1%, 7/2/03
                (cost $3,399,905)                                                                3,399,905         584
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.6%
       400M   Coca-Cola Co., 1.02%, 7/11/03                                                        399,887          68
       600M   General Electric Capital Corp., 1.02%, 7/11/03                                       599,830         103
     1,100M   Gillette Co., 1.26%, 7/1/03                                                        1,100,000         189
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $2,099,717)                                      2,099,717         360
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $65,304,775)                                         99.8%     58,113,696       9,979
Other Assets, Less Liabilities                                                          .2         120,843          21
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $58,234,539     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

 + See Note 5

++ In default as to principal and/or interest payment

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.3%
              United States--29.9%
     1,600    3M Company                                                                          $206,368         $27
    12,450    Abbott Laboratories                                                                  544,812          72
    16,000    Alcoa, Inc.                                                                          408,000          54
    13,070    American International Group, Inc.                                                   721,203          95
     3,900  * Analog Devices, Inc.                                                                 135,798          18
    41,800  * AOL Time Warner, Inc.                                                                672,562          89
    12,800  * Applied Materials, Inc.                                                              203,008          27
     5,300    Bank of America Corporation                                                          418,859          55
     9,600    Bank One Corporation                                                                 356,928          47
     7,000  * Brinker International, Inc.                                                          252,140          33
     7,700    Cardinal Health, Inc.                                                                495,110          65
     8,600    ChevronTexaco Corporation                                                            620,920          82
     2,300  * ChoicePoint, Inc.                                                                     79,396          11
    25,100  * Cisco Systems, Inc.                                                                  416,409          55
    21,749    Citigroup, Inc.                                                                      930,857         123
     9,000    Coca-Cola Company                                                                    417,690          55
    10,100    Coca-Cola Enterprises, Inc.                                                          183,315          24
    14,900  * Comcast Corporation - Special Class "A"                                              429,567          57
     4,200    CVS Corporation                                                                      117,726          16
     6,900    Eli Lilly & Company                                                                  475,893          63
     5,500    EOG Resources, Inc.                                                                  230,120          31
     4,600    Exelon Corporation                                                                   275,126          36
     3,500    FedEx Corporation                                                                    217,105          29
     2,000    FPL Group, Inc.                                                                      133,700          18
     9,500    Gap, Inc.                                                                            178,220          24
     2,600    General Dynamics Corporation                                                         188,500          25
    27,000    General Electric Company                                                             774,360         102
    10,300    Gillette Company                                                                     328,158          43
     4,300    Guidant Corporation                                                                  190,877          25
    23,800    Hewlett-Packard Company                                                              506,940          67
    12,850    Home Depot, Inc.                                                                     425,592          56
     3,400  * IDEC Pharmaceuticals Corporation                                                     115,600          15
     8,600    IMS Health, Inc.                                                                     154,714          21
    23,140    Intel Corporation                                                                    480,942          64
     5,900  * InterActiveCorp                                                                      233,463          31
     5,200    International Business Machines Corporation                                          429,000          57
     8,700    International Paper Company                                                          310,851          41
     7,500  * International Rectifier Corporation                                                  201,150          27
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
     3,800  * Intuit, Inc.                                                                        $169,214         $22
     3,700    ITT Industries, Inc.                                                                 242,202          32
     3,900  * Lamar Advertising Company - Class "A"                                                137,319          18
     5,000    Legg Mason, Inc.                                                                     324,750          43
     6,800    Lockheed Martin Corporation                                                          323,476          43
     6,500    Marsh & McLennan Companies, Inc.                                                     331,955          44
     8,200    Masco Corporation                                                                    195,570          26
    10,600    Merrill Lynch & Company, Inc.                                                        494,808          65
    42,400    Microsoft Corporation                                                              1,085,865         144
     3,400    Omnicom Group, Inc.                                                                  243,780          32
     9,000    PepsiCo, Inc.                                                                        400,500          53
    29,662    Pfizer, Inc.                                                                       1,012,958         134
     3,500    Procter & Gamble Company                                                             312,130          41
     2,400  * Quest Diagnostics, Inc.                                                              153,120          20
    10,800  * Safeway, Inc.                                                                        220,968          29
    18,480    SBC Communications, Inc.                                                             472,164          62
    14,500    Schering-Plough Corporation                                                          269,700          36
     5,200    St. Paul Companies, Inc.                                                             189,852          25
     9,400  * SunGard Data Systems, Inc.                                                           243,554          32
    14,600    Travelers Property Casualty Corporation - Class "B"                                  230,242          30
     3,200    United Technologies Corporation                                                      226,656          30
     3,100  * Univision Communications, Inc. - Class "A"                                            94,240          13
     9,300    Wachovia Corporation                                                                 371,628          49
     7,200    Wal-Mart Stores, Inc.                                                                386,424          51
    19,600    Waste Management, Inc.                                                               472,164          62
    12,200    Wyeth                                                                                555,710          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,621,928       2,989
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--12.4%
    80,400    Amersham PLC                                                                         603,326          80
    33,400    AstraZeneca PLC                                                                    1,339,294         177
    75,900    BP PLC                                                                               526,348          70
   230,500  * British Airways PLC                                                                  576,244          76
     2,200  * British Airways PLC (ADR)                                                             56,320           7
   180,200    Compass Group PLC                                                                    971,613         128
   182,800    Dixons Group PLC                                                                     398,174          53
    37,900    GlaxoSmithKline PLC                                                                  764,872         101
   145,800    Hilton Group PLC                                                                     442,689          59
    40,900    HSBC Holdings PLC                                                                    483,236          64
    14,100    Imperial Tobacco Group PLC                                                           251,983          33
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
    45,923    Royal Bank of Scotland Group PLC                                                  $1,288,256        $170
   860,025    Vodafone Group PLC                                                                 1,681,715         222
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,384,070       1,240
----------------------------------------------------------------------------------------------------------------------
              France--11.7%
    49,102  * Alcatel SA                                                                           442,632          58
    32,547    Aventis SA                                                                         1,790,652         237
    22,378    AXA-Uap                                                                              347,177          46
    15,898    BNP Paribas SA                                                                       807,848         107
    10,377    Carrefour SA                                                                         508,593          67
    26,837  * France Telecom SA                                                                    658,278          87
    16,387    Lafarge SA                                                                           959,718         127
    16,387  * Lafarge SA - Rights (expiring 7/2/03)                                                 44,222           6
     9,900    Schneider Electric SA                                                                465,433          61
     9,441    Total SA                                                                           1,426,750         188
    15,700    Veolia Environment                                                                   322,721          43
    58,400  * Vivendi Universal SA                                                               1,062,958         140
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,836,982       1,167
----------------------------------------------------------------------------------------------------------------------
              Netherlands--8.4%
    36,604    Aegon NV                                                                             366,538          48
    24,400    Akzo Nobel NV                                                                        646,695          86
    42,400  * ASML Holding NV                                                                      402,666          53
    45,369    ING Groep NV - CVA                                                                   788,265         104
   131,119  * Koninklijke (Royal) KPN NV                                                           929,020         123
         9  * Koninklijke (Royal) KPN NV (ADR)                                                          64          --
    36,400    Royal Dutch Petroleum Company                                                      1,689,553         223
    17,100    STMicroelectronics NV                                                                358,568          47
    67,900    TPG NV                                                                             1,178,951         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,360,320         840
----------------------------------------------------------------------------------------------------------------------
              Japan--8.2%
    46,000    Asahi Glass Company, Ltd.                                                            285,405          38
     8,000    Canon, Inc.                                                                          367,104          49
    33,000    Dai Nippon Printing Company, Ltd.                                                    349,032          46
    14,000    Fuji Photo Film Company, Ltd.                                                        404,580          52
    19,000    Fujisawa Pharmaceutical Company, Ltd.                                                356,027          47
    11,000    Honda Motor Company, Ltd.                                                            416,823          55
     5,600    Hoya Corporation                                                                     385,692          51
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan (continued)
    21,000    Kao Corporation                                                                     $390,881         $52
     3,700    Nintendo Company, Ltd.                                                               269,007          35
    32,000    Nomura Holdings, Inc.                                                                406,146          54
       223    NTT DoCoMo, Inc.                                                                     482,865          64
     6,500    Secom Company, Ltd.                                                                  190,548          25
     6,000    Shin-Etsu Chemical Company, Ltd.                                                     204,872          27
    40,000    Shionogi & Company, Ltd.                                                             541,995          72
       452  * SKY Perfect Communications, Inc.                                                     309,050          41
    13,700    Sony Corporation (ADR)                                                               383,600          51
    12,200    Takeda Chemical Industries, Ltd.                                                     450,102          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,193,729         818
----------------------------------------------------------------------------------------------------------------------
              Germany--3.9%
    10,300    Bayerische Motoren Werke (BMW) AG                                                    395,647          52
    23,700    DaimlerChrysler AG                                                                   821,920         109
    66,200  * Deutsche Telekom AG                                                                1,008,035         133
     8,900    E.ON AG                                                                              456,337          61
    31,700  * Infineon Technologies AG                                                             304,690          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,986,629         395
----------------------------------------------------------------------------------------------------------------------
              South Korea--3.2%
    44,030    Kia Motors Corporation                                                               324,373          43
    22,460    Kookmin Bank                                                                         676,902          89
     3,500    Samsung Electronics Company, Ltd.                                                  1,040,184         137
     2,420    SK Telecom Company, Ltd.                                                             413,294          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,454,753         324
----------------------------------------------------------------------------------------------------------------------
              Canada--2.5%
     9,300    Canadian Imperial Bank of Commerce                                                   369,125          49
    13,000    Canadian National Railway Company                                                    627,380          83
    15,400    National Bank of Canada                                                              418,223          55
    10,200    Talisman Energy, Inc.                                                                463,551          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,878,279         248
----------------------------------------------------------------------------------------------------------------------
              Switzerland--2.2%
     6,220    Nestle SA                                                                          1,283,445         170
       635    Serono SA - Class "B"                                                                373,157          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,656,602         219
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.6%
    34,000    ForeningsSparbanken AB                                                              $469,335         $62
    52,900    Investor AB - Class "B"                                                              386,592          51
    50,990    Swedish Match AB                                                                     385,373          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,241,300         164
----------------------------------------------------------------------------------------------------------------------
              Netherlands Antilles--.8%
    12,730    Schlumberger, Ltd.                                                                   605,566          80
----------------------------------------------------------------------------------------------------------------------
              Mexico--.8%
    16,700    America Movil SA de CV (ADR) - Series "L"                                            313,125          41
     8,200    Grupo Televisa SA (ADR)                                                              282,900          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                   596,025          79
----------------------------------------------------------------------------------------------------------------------
              Taiwan--.7%
    52,200  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   526,176          70
----------------------------------------------------------------------------------------------------------------------
              Ireland--.6%
    69,682  * Ryanair Holdings PLC                                                                 482,560          64
----------------------------------------------------------------------------------------------------------------------
              Italy--.6%
    99,100    UniCredito Italiano SpA                                                              472,276          62
----------------------------------------------------------------------------------------------------------------------
              Singapore--.6%
    45,000    Singapore Press Holdings, Ltd.                                                       467,632          62
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.6%
    24,000  * Accenture, Ltd. - Class "A"                                                          434,160          57
----------------------------------------------------------------------------------------------------------------------
              Belgium--.5%
    23,700    Fortis                                                                               408,238          54
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--.5%
   265,000    Cathay Pacific Airways, Ltd.                                                         356,815          47
----------------------------------------------------------------------------------------------------------------------
              Spain--.5%
    13,800    Industria de Diseno Textil SA                                                        347,054          46
----------------------------------------------------------------------------------------------------------------------
              Australia--.4%
    40,901    News Corporation, Ltd.                                                               307,219          41
----------------------------------------------------------------------------------------------------------------------
              South Africa--.4%
     9,500    AngloGold, Ltd. (ADR)                                                                303,050          40
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Austria--.3%
    18,100  * Telekom Austria AG                                                                  $205,357         $27
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $62,772,253)                                                 69,126,720       9,133
----------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--6.4%
              Netherlands--4.7%
 Euro 3,110M  Dutch Treasury Certificate, Zero Coupon, 9/30/03                                   3,553,457         470
----------------------------------------------------------------------------------------------------------------------
              Belgium--1.7%
 Euro 1,110M  Belgium Treasury Certificate, Zero Coupon, 11/13/03                                1,265,303         167
----------------------------------------------------------------------------------------------------------------------
Total Value of Foreign Government and Agency Securities
  (cost $4,593,812)                                                                              4,818,760         637
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.3%
              U.S. Treasury Bills:+
      $125M   1.1%, 7/3/03                                                                         124,993          17
       100M   1.04%, 9/4/03                                                                         99,853          13
        10M   .84%, 9/11/03                                                                          9,983           1
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $234,788)                                         234,829          31
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
     5,000  * Vale Do Rio Doce - Class "B" (cost $0)                                                    --          --
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.6%
    $1,976M   BNP Paribas Corp., 1.08%, 7/1/03 (collateralized by
                U.S. Treasury Notes, 2%, due 11/30/04,
                valued at $2,018,280) (cost $1,976,000)                                          1,976,000         261
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $69,576,853)                                        100.6%     76,156,309      10,062
Excess of Liabilities Over Other Assets                                                (.6)       (469,644)        (62)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $75,686,665     $10,000
======================================================================================================================

* Non-income producing

+ See Note 6

See notes to financial statements




Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2003

Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                              Percentage
Sector                                                                                     of Net Assets         Value
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                                                     11.4%   $8,590,771
Telecommunication Services                                                                           8.1     6,163,917
Banks                                                                                                8.1     6,132,617
Energy                                                                                               7.4     5,562,808
Media                                                                                                5.3     4,007,227
Diversified Financials                                                                               4.9     3,739,657
Semiconductors & Semiconductor Equipment                                                             4.8     3,653,182
Transportation                                                                                       4.6     3,495,376
Food/Beverage/Tobacco                                                                                3.9     2,922,306
Capital Goods                                                                                        3.8     2,907,970
Materials                                                                                            3.8     2,877,408
Technology Hardware & Equipment                                                                      3.4     2,547,777
Software & Services                                                                                  2.9     2,201,799
Insurance                                                                                            2.9     2,186,967
Automobiles & Components                                                                             2.6     1,958,762
Hotels/Restaurants/Leisure                                                                           2.2     1,666,442
Health Care Equipment & Services                                                                     2.1     1,597,147
Retailing                                                                                            2.1     1,582,504
Food & Staples Retailing                                                                             1.6     1,233,711
Utilities                                                                                            1.6     1,187,884
Commercial Services & Supplies                                                                       1.4     1,091,139
Household & Personal Products                                                                        1.4     1,031,169
Consumer Durables & Apparel                                                                          1.0       788,180
U.S. Government Obligations                                                                          0.3       234,829
Foreign Government and Agency Obligations                                                            6.4     4,818,760
Repurchase Agreement                                                                                 2.6     1,976,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                         100.6    76,156,309
Excess of Liabilities Over Other Assets                                                              (.6)     (469,644)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                         100.0%  $75,686,665
======================================================================================================================

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--83.2%
              Aerospace/Defense--2.2%
              Honeywell International, Inc.:
      $300M     7.5%, 2010                                                                        $367,088         $98
       125M     6.125%, 2011                                                                       142,650          38
       300M   Precision Castparts Corp., 8.75%, 2005                                               321,782          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                   831,520         222
----------------------------------------------------------------------------------------------------------------------
              Automotive--3.9%
       350M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          412,684         110
       224M   Ford Motor Co., 8.9%, 2032                                                           228,562          61
       200M   Lear Corp., 7.96%, 2005                                                              214,000          57
       270M   Navistar International Corp., 8%, 2008                                               271,350          73
       300M   Visteon Corp., 8.25%, 2010                                                           326,423          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,453,019         388
----------------------------------------------------------------------------------------------------------------------
              Chemicals--1.6%
       250M   Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                                        262,106          70
       300M   Lubrizol Corp., 7.25%, 2025                                                          355,907          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                   618,013         165
----------------------------------------------------------------------------------------------------------------------
              Energy--2.9%
       125M   Ashland Oil, Inc., 8.8%, 2012                                                        146,793          39
       250M   Phillips Petroleum Co., 7.2%, 2023                                                   262,909          70
       300M   Repsol International Finance, 7.45%, 2005                                            330,290          88
       100M   Sunoco, Inc., 9.375%, 2016                                                           114,569          31
       200M   Texaco Capital, Inc., 8.25%, 2006                                                    240,989          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,095,550         293
----------------------------------------------------------------------------------------------------------------------
              Financial--5.3%
       300M   CIT Group Holdings, Inc., 7.75%, 2012                                                358,293          96
       100M   Ford Motor Credit Co., 9.029%, 2009                                                  105,405          28
              General Electric Capital Corp.:
       300M     7.875%, 2006                                                                       351,584          94
       144M     8.5%, 2008                                                                         179,413          48
       400M   General Motors Acceptance Corp., 7.75%, 2010                                         431,043         115
              Household Finance Corp.:
       425M     6.5%, 2008                                                                         489,240         131
        60M     7.75%, 2022                                                                         64,206          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,979,184         529
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services--11.6%
              Bank of America Corp.:
      $250M     7.8%, 2010                                                                        $308,643         $82
        75M     7.4%, 2011                                                                          92,284          25
       300M   Bank One Corp., 7.875%, 2010                                                         374,597         100
       300M   Chase Manhattan Corp., 7.875%, 2010                                                  369,161          99
       250M   First Union National Bank, 7.8%, 2010                                                310,631          83
       300M   Fleet Capital Trust II, 7.92%, 2026                                                  341,511          91
       250M   Florida Windstorm Underwriting Assoc., 7.125%, 2019+                                 298,296          80
       300M   Greenpoint Bank, 9.25%, 2010                                                         381,547         102
       225M   Huntington National Bank, 8%, 2010                                                   279,463          75
       125M   J.P. Morgan Chase & Co., 6.625%, 2012                                                144,452          38
       200M   Manufacturers & Traders Trust Co., 8%, 2010                                          247,501          66
       100M   Old National Bank, Inc., 6.75%, 2011                                                 114,325          30
       300M   PNC Funding Corp., 6.125%, 2009                                                      344,652          92
       250M   Republic NY Corp., 7.75%, 2009                                                       305,502          82
       350M   Washington Mutual, Inc., 8.25%, 2010                                                 441,418         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,353,983       1,163
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.7%
       250M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                            303,080          81
       520M   ConAgra Foods, Inc., 6.75%, 2011                                                     609,763         163
       300M   Hershey Foods Corp., 6.7%, 2005                                                      333,083          89
       420M   Pepsi Bottling Group, Inc., 7%, 2029                                                 513,031         137
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,758,957         470
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--3.9%
       400M   Delhaize America, Inc., 8.125%, 2011                                                 440,000         118
              Kroger Co.:
       200M     6.8%, 2018                                                                         229,671          61
       300M     7%, 2018                                                                           350,031          93
              Safeway, Inc.:
       200M     7%, 2007                                                                           225,928          60
       200M     6.5%, 2011                                                                         223,591          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,469,221         392
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--3.0%
              International Paper Co.:
       300M     8.125%, 2005                                                                       334,625          89
       200M     6.75%, 2011                                                                        231,696          62
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers (continued)
      $275M   Sappi Papier Holding AG, 6.75%, 2012+                                               $314,712         $84
              Weyerhaeuser Co.:
       100M     7.25%, 2013                                                                        118,613          32
       100M     7.5%, 2013                                                                         120,081          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,119,727         299
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.8%
       250M   MGM Mirage, Inc., 8.5%, 2010                                                         295,000          79
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.1%
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            231,058          62
       350M   Tenet Healthcare Corp., 6.375%, 2011                                                 325,500          87
       200M   Wyeth, 6.7%, 2011                                                                    235,003          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                   791,561         211
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.6%
       125M   Ingersoll-Rand Co., 9%, 2021                                                         170,426          45
       300M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 350,972          94
              United Technologies Corp.:
       200M     7.125%, 2010                                                                       241,650          65
       180M     6.1%, 2012                                                                         207,883          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                   970,931         259
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.0%
              Comcast Cable Communications, Inc.:
       200M     8.375%, 2007                                                                       236,243          63
       150M     7.125%, 2013                                                                       175,643          47
       330M   Cox Enterprises, Inc., 8%, 2007+                                                     386,763         103
       300M   PanAmSat Corp., 6.375%, 2008                                                         306,000          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,104,649         295
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--3.6%
       100M   AOL Time Warner, Inc., 6.875%, 2012                                                  114,393          31
       300M   New York Times Co., Inc., 7.625%, 2005                                               330,023          88
       200M   News America, Inc., 7.3%, 2028                                                       227,804          61
       200M   Time Warner, Inc., 6.875%, 2018                                                      225,586          60
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified (continued)
              Viacom, Inc.:
      $225M     7.75%, 2005                                                                       $250,705         $67
        75M     8.875%, 2014                                                                       101,169          27
       100M   Walt Disney Co., 7.3%, 2005                                                          108,640          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,358,320         363
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.9%
       300M   Hanson PLC, 7.875%, 2010                                                             367,083          98
       300M   Thiokol Corp., 6.625%, 2008                                                          340,739          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                   707,822         189
----------------------------------------------------------------------------------------------------------------------
              Real Estate--6.6%
       100M   Archstone-Smith Trust, 7.9%, 2016 (REIT)                                             126,500          34
       470M   AvalonBay Communities, Inc., 7.5%, 2010 (REIT)                                       563,790         151
       200M   Boston Properties, Inc., 5%, 2015 (REIT)+                                            196,490          52
       185M   Duke-Weeks Realty Corp., 7.75%, 2009 (REIT)                                          222,685          59
       300M   EOP Operating LP, 8.1%, 2010                                                         367,460          98
       400M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                              480,336         129
       425M   Simon Property Group, Inc., 7.875%, 2016 (REIT)+                                     521,520         139
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,478,781         662
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.5%
       300M   Federated Department Stores, Inc., 7.45%, 2017                                       368,846          99
       100M   Lowe's Companies, Inc., 8.25%, 2010                                                  126,036          34
       200M   RadioShack Corp., 7.375%, 2011                                                       232,960          62
       350M   Target Corp., 7.5%, 2010                                                             431,397         115
              Wal-Mart Stores, Inc.:
       300M     8%, 2006                                                                           353,427          94
       145M     8.5%, 2024                                                                         161,488          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,674,154         447
----------------------------------------------------------------------------------------------------------------------
              Services--2.3%
       250M   Allied Waste NA, Inc., 8.875%, 2008                                                  272,500          73
              ERAC USA Finance Enterprise Co.:
       250M     9.125%, 2004+                                                                      273,926          73
       250M     8%, 2011+                                                                          298,285          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                   844,711         226
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--4.7%
      $200M   Chesapeake & Potomac Telephone Co. of Maryland,
                8.3%, 2031                                                                        $269,053         $72
       300M   Deutsche Telekom AG, 8.5%, 2010                                                      369,116          99
       300M   GTE Corp., 7.9%, 2027                                                                341,841          91
       160M   Qwest Services Corp., 13.5%, 2010+                                                   181,600          49
       275M   Sprint Capital Corp., 6.375%, 2009                                                   301,227          80
       250M   Vodafone AirTouch PLC, 7.75%, 2010                                                   308,102          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,770,939         473
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.5%
              Burlington Northern Santa Fe Corp.:
       275M     7.875%, 2007                                                                       324,986          87
       175M     7.125%, 2010                                                                       211,598          56
              Canadian National Railway Co.:
       300M     6.45%, 2006                                                                        335,899          90
       150M     7.375%, 2031                                                                       190,430          51
       300M   Norfolk Southern Corp., 7.7%, 2017                                                   384,320         103
       500M   Union Pacific Corp., 7.375%, 2009                                                    603,502         161
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,050,735         548
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.5%
       300M   Columbia Energy Group, 6.8%, 2005                                                    329,292          88
       265M   Consumers Energy Co., 6.375%, 2008                                                   296,306          79
       200M   DPL, Inc., 6.875%, 2011                                                              219,877          59
       300M   Duke Capital Corp., 8%, 2019                                                         348,263          93
       295M   El Paso Corp., 7.375%, 2012                                                          265,500          71
       209M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          234,193          62
       200M   NiSource Finance Corp., 7.875%, 2010                                                 236,479          63
       250M   PP&L Capital Funding, Inc., 8.375%, 2007                                             295,345          79
       178M   Wisconsin Power & Light, 7%, 2007                                                    202,330          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,427,585         648
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $28,108,191)                                               31,154,362       8,321
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--6.8%
              U.S. Treasury Notes:
      $500M     7.875%, 2004                                                                      $545,840        $146
     1,000M     6.625%, 2007                                                                     1,170,235         312
       200M     6%, 2009                                                                           235,977          63
       500M     6.5%, 2010                                                                         606,738         162
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,345,665)                                     2,558,790         683
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--3.8%
              Real Estate--1.1%
       347M   FDA Queens LP, 6.99%, 2017                                                           409,875         109
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.7%
        87M   American Airlines, Inc., 7.377%, 2019                                                 47,810          13
              Continental Airlines, Inc.:
        99M     6.748%, 2017                                                                        74,450          20
       420M     8.388%, 2020                                                                       314,082          84
       133M   FedEx Corp., 7.5%, 2018                                                              159,725          43
       185M   NorthWest Airlines, Inc., 8.072%, 2019                                               201,042          54
       258M   NWA Trust, 10.23% , 2012                                                             215,391          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,012,500         271
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,611,629)                                       1,422,375         380
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.3%
              Housing
              Virginia State Housing Development Authority:
       335M     Series "A", 6.51%, 2019                                                            355,100          95
       100M     Series "M", 7%, 2022                                                               113,250          30
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $401,527)                                                     468,350         125
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.2%
              Information Technology
              Allstream, Inc.:
        32      *Class "A"                                                                           1,088          --
     1,698      *Class "B"                                                                          57,564          16
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $46,864)                                                         58,652          16
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.4%
      $300M   Anheuser-Busch Companies, Inc., 1%, 7/22/03                                         $299,825         $80
       600M   Verizon Network Funding, 1.02%, 7/10/03                                              599,847         160
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $899,672)                                          899,672         240
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $33,413,548)                                         97.7%     36,562,201       9,765
Other Assets, Less Liabilities                                                         2.3         880,246         235
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $37,442,447     $10,000
======================================================================================================================

* Non-income producing

+ See Note 5

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                        Effective                 $10,000 of
     Amount   Security                                                                 Yield+         Value  Net Assets
-----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--75.5%
              Agency For International Development - Israel:
      $119M     3/15/2007                                                               2.38%      $109,008         $34
     1,513M     8/15/2007                                                               2.58      1,362,382         424
     1,000M     11/15/2007                                                              2.52        896,291         279
       980M     2/15/2008                                                               2.73        864,559         269
       493M   Federal Judiciary Office Building,
                2/15/2007                                                               2.34        453,158         141
              Federal National Mortgage Association:
       961M     7/15/2007                                                               2.47        870,124         271
       525M     10/8/2007                                                               2.54        471,436         147
       558M     2/1/2008                                                                2.64        494,664         154
     1,134M     8/1/2008                                                                2.82        983,635         306
              Government Trust Certificate - Israel Trust:
       307M     10/1/2007                                                               2.59        275,200          85
     6,904M     11/15/2007                                                              2.57      6,174,642       1,921
       766M   Government Trust Certificate - Turkey
                Trust, 11/15/2007                                                       2.57        685,077         213
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                                                  2.96        519,151         161
     6,456M   Resolution Funding Corporation,
                10/15/2007                                                              2.33      5,846,302       1,818
              Tennessee Valley Authority:
     1,166M     5/1/2007                                                                2.51      1,059,535         329
     2,600M     11/1/2007                                                               2.60      2,324,813         723
     1,000M     4/15/2008                                                               2.89        871,619         271
-----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $20,414,488)                                                                             24,261,596       7,546
-----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--24.2%
     8,560M   U.S. Treasury Strips, 11/15/2007
                (cost $6,385,132)                                                       2.17      7,789,163       2,423
-----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $26,799,620)                                           99.7%    32,050,759       9,969
Other Assets, Less Liabilities                                                            .3         98,577          31
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%   $32,149,336     $10,000
=======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2003.

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                        Effective                 $10,000 of
     Amount   Security                                                                 Yield+         Value  Net Assets
-----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--65.8%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                                               3.55%    $1,014,147        $571
       495M     9/15/2010                                                               3.55        384,047         216
     1,100M   Federal Home Loan Mortgage Corporation,
                9/15/2010                                                               3.55        855,225         481
              Federal National Mortgage Association:
     1,260M     8/7/2010                                                                3.52        983,131         554
       700M     10/8/2010                                                               3.57        541,120         305
       600M     11/29/2010                                                              3.60        460,505         259
     2,321M     2/1/2011                                                                3.68      1,760,529         991
       500M   Government Trust Certificate - Israel Trust,
                11/15/2010                                                              3.61        384,078         216
     1,990M   Government Trust Certificate - Turkey
                Trust, 11/15/2010                                                       3.61      1,528,628         861
              Resolution Funding Corporation:
       650M     10/15/2010                                                              3.36        509,858         287
     2,998M     1/15/2011                                                               3.47      2,312,837       1,302
     1,250M   Tennessee Valley Authority, 11/1/2010                                     3.67        957,025         539
-----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $9,439,503)                                                                              11,691,130       6,582
-----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--33.8%
     7,585M   U.S. Treasury Strips, 11/15/2010
                (cost $4,785,684)                                                      3.21       5,997,862       3,377
-----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,225,187)                                          99.6%     17,688,992       9,959
Other Assets, Less Liabilities                                                           .4          72,540          41
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%    $17,761,532     $10,000
=======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2003.

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
June 30, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                        Effective                 $10,000 of
     Amount   Security                                                                 Yield+         Value  Net Assets
-----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--47.3%
              Agency For International Development - Israel:
      $698M     9/15/2015                                                               4.62%      $399,543        $351
       300M     3/15/2016                                                               4.72        165,917         146
              Federal Home Loan Mortgage Corporation:
       550M     3/15/2015                                                               4.59        323,316         284
       830M     9/15/2015                                                               4.67        472,197         415
       930M     9/15/2015                                                               4.67        529,065         465
       625M     1/15/2016                                                               4.74        347,208         305
       650M   Federal Judiciary Office Building,
                2/15/2015                                                               4.54        385,763         339
              Federal National Mortgage Association:
       150M     2/12/2015                                                               4.51         89,352          79
       243M     8/12/2015                                                               4.58        140,424         123
       600M     9/23/2015                                                               4.70        339,910         299
       258M     11/15/2015                                                              4.68        145,506         128
       210M   Government Trust Certificate - Turkey
                Trust, 5/15/2015                                                        4.62        122,101         107
       200M   International Bank for Reconstruction &
                Development, 2/15/2015                                                  4.94        113,427         100
              Resolution Funding Corporation:
       873M     10/15/2015                                                              4.51        504,824         444
       320M     1/15/2016                                                               4.56        181,792         160
     2,000M   Tennessee Valley Authority, 11/1/2015                                     4.79      1,115,020         981
-----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $4,475,878)                                                                               5,375,365       4,726
-----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--52.0%
              U.S. Treasury Strips:
     9,250M     11/15/2015                                                              4.24      5,504,268       4,839
       700M     11/15/2015                                                              4.30        413,523         364
-----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Zero Coupon Obligations
  (cost $5,022,060)                                                                               5,917,791       5,203
-----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,497,938)                                          99.3%      11,293,156       9,929
Other Assets, Less Liabilities                                                          .7           80,982          71
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $11,374,138     $10,000
=======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2003.

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS LIFE VALUE FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--90.9%
              Consumer Discretionary--14.2%
    14,800    Genuine Parts Company                                                               $473,748         $97
    12,400    Home Depot, Inc.                                                                     410,688          84
    27,300    J.C. Penney Company, Inc. (Holding Co.)                                              460,005          94
    13,300    Lee Enterprises, Inc.                                                                499,149         102
    14,100    Leggett & Platt, Inc.                                                                289,050          59
     5,900    Liberty Corporation                                                                  250,750          52
    36,400    Limited Brands, Inc.                                                                 564,200         116
     7,900    Magna International, Inc. - Class "A"                                                531,433         109
    23,800    Masco Corporation                                                                    567,630         116
    21,900    May Department Stores Company                                                        487,494         100
    37,400    McDonald's Corporation                                                               825,044         169
    29,900    Natuzzi SpA (ADR)                                                                    239,798          49
     1,900    OshKosh B'Gosh, Inc. - Class "A"                                                      51,300          11
    53,600    Pearson PLC (ADR)                                                                    514,560         106
     8,200    Tupperware Corporation                                                               117,752          24
    32,600    Walt Disney Company                                                                  643,850         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,926,451       1,420
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.8%
     7,400    Brown-Forman Corporation - Class "B"                                                 581,788         119
    11,400    Coca-Cola Company                                                                    529,074         109
    18,300    ConAgra Foods, Inc.                                                                  431,880          89
     5,895  * Del Monte Foods Company                                                               52,112          11
    13,700    Diageo PLC (ADR)                                                                     599,512         123
    14,800    H. J. Heinz Company                                                                  488,104         100
    11,900    Kimberly-Clark Corporation                                                           620,466         127
    13,600    Lance, Inc.                                                                          124,168          25
    27,100    Ruddick Corporation                                                                  426,012          87
     7,800    Sara Lee Corporation                                                                 146,718          30
    21,800    Tasty Baking Company                                                                 228,900          47
    15,600    UST, Inc.                                                                            546,468         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,775,202         979
----------------------------------------------------------------------------------------------------------------------
              Energy--8.9%
    14,500    BP PLC (ADR)                                                                         609,290         125
     6,800    ChevronTexaco Corporation                                                            490,960         101
    10,400    ConocoPhillips                                                                       569,920         117
    22,800    Diamond Offshore Drilling, Inc.                                                      478,572          98
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
     6,000    EOG Resources, Inc.                                                                 $251,040         $52
    20,800    Marathon Oil Corporation                                                             548,080         112
    13,100    Royal Dutch Petroleum Co. - NY Shares (ADR)                                          610,722         125
    10,700    Tidewater, Inc.                                                                      314,259          64
    16,400    Unocal Corporation                                                                   470,516          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,343,359         891
----------------------------------------------------------------------------------------------------------------------
              Financials--21.2%
    11,000    A.G. Edwards, Inc.                                                                   376,200          77
    17,400    Allstate Corporation                                                                 620,310         127
    23,600    AmSouth Bancorporation                                                               515,424         106
     6,800    Amvescap PLC (ADR)                                                                    95,064          20
    19,200    Banknorth Group, Inc.                                                                489,984         101
    22,700    Brascan Corporation - Class "A"                                                      557,512         114
    12,900    Cincinnati Financial Corporation                                                     478,461          98
    12,800    Erie Indemnity Company - Class "A"                                                   528,000         108
    11,400    FBL Financial Group, Inc. - Class "A"                                                229,710          47
    17,200    FleetBoston Financial Corporation                                                    511,012         105
    11,400    Jefferson-Pilot Corporation                                                          472,644          97
    19,600    KeyCorp                                                                              495,292         102
    14,500    Koger Equity, Inc.                                                                   249,835          51
    14,600    Lincoln National Corporation                                                         520,198         107
    12,100    Morgan Stanley                                                                       517,275         106
     6,800    One Liberty Properties, Inc.                                                         114,240          23
    18,800    Plum Creek Timber Company, Inc. (REIT)                                               487,860         100
     9,800    PNC Financial Services Group, Inc.                                                   478,338          98
    14,700    Protective Life Corporation                                                          393,225          81
    22,700    Sky Financial Group, Inc.                                                            493,044         101
     4,100    SouthTrust Corporation                                                               111,520          23
     7,800    SunTrust Banks, Inc.                                                                 462,852          95
    16,100    T. Rowe Price Group, Inc.                                                            607,775         125
    10,600    Wells Fargo & Company                                                                534,240         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,340,015       2,122
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.6%
    11,800    Abbott Laboratories                                                                  516,368         106
     6,400    Amersham PLC (ADR)                                                                   245,760          50
    12,600    GlaxoSmithKline PLC (ADR)                                                            510,804         105
     8,100    Merck & Company, Inc.                                                                490,455         101
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    14,600    Pfizer, Inc.                                                                        $498,590        $102
    25,900    Schering-Plough Corporation                                                          481,740          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,743,717         563
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.1%
       900    Alexander & Baldwin, Inc.                                                             23,877           5
    11,200    Baldor Electric Company                                                              230,720          47
     8,800    CNF, Inc.                                                                            223,344          46
    12,500    Dover Corporation                                                                    374,500          77
    13,400    Federal Signal Corporation                                                           235,438          48
     7,700    General Dynamics Corporation                                                         558,250         115
    10,400    Harsco Corporation                                                                   374,920          77
    19,600    Honeywell International, Inc.                                                        526,260         108
    27,200    Pall Corporation                                                                     612,000         126
    13,700    Pitney Bowes, Inc.                                                                   526,217         108
     5,500    Teleflex, Inc.                                                                       234,025          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,919,551         805
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.4%
    14,500    Automatic Data Processing, Inc.                                                      490,970         101
    24,100    AVX Corporation                                                                      264,859          54
     6,300    Bel Fuse, Inc. - Class "B"                                                           144,270          30
    27,300    Hewlett-Packard Company                                                              581,490         119
    23,100    Methode Electronics, Inc. - Class "A"                                                248,325          51
    22,300    Motorola, Inc.                                                                       210,289          43
     7,600    Paychex, Inc.                                                                        222,756          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,162,959         444
----------------------------------------------------------------------------------------------------------------------
              Materials--5.7%
    13,400    Air Products & Chemicals, Inc.                                                       557,440         114
    22,200    Alcoa, Inc.                                                                          566,100         116
    14,300    Du Pont (E.I.) de Nemours & Company                                                  595,452         122
    19,800    Glatfelter                                                                           292,050          60
    21,500    Sonoco Products Company                                                              516,430         106
     6,800    Vulcan Materials Company                                                             252,076          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,779,548         570
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other--2.0%
    10,000    Market 2000+ HOLDRs Trust                                                           $488,500        $101
     4,100    Regional Bank HOLDRs Trust                                                           459,200          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                   947,700         195
----------------------------------------------------------------------------------------------------------------------
              Telecommunications Services--4.8%
    20,000    BellSouth Corporation                                                                532,600         109
    10,700    CT Communications, Inc.                                                              115,025          24
     8,032    D&E Communications, Inc.                                                              91,966          19
    13,000    Nippon Telegraph and Telephone Corporation (ADR)                                     257,400          53
    18,900    SBC Communications, Inc.                                                             482,895          99
     7,100    Telephone & Data Systems, Inc.                                                       352,870          72
    12,818    Verizon Communications, Inc.                                                         505,670         104
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,338,426         480
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.2%
    11,200    ALLETE, Inc.                                                                         297,360          61
    18,050    American States Water Company                                                        492,765         101
     6,400    Equitable Resources, Inc.                                                            260,736          53
    13,200    KeySpan Corporation                                                                  467,940          96
    23,400    NiSource, Inc.                                                                       444,600          91
     4,500    South Jersey Industries, Inc.                                                        165,825          34
    17,200    Southwest Gas Corporation                                                            364,296          75
    11,200    Vectren Corporation                                                                  280,560          58
     8,500    Wisconsin Energy Corporation                                                         246,500          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,020,582         620
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $40,630,928)                                                 44,297,510       9,089
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.6%
              Financials--1.0%
    18,800    Chubb Corporation, 7%, 2005                                                          489,740         101
----------------------------------------------------------------------------------------------------------------------
              Health Care--.6%
     2,900    Anthem, Inc., 6%, 2004                                                               271,382          56
----------------------------------------------------------------------------------------------------------------------
              Industrials--.5%
     2,450    Northrop Grumman Corporation, 7.25%, 2004                                            249,288          51
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
June 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.5%
     4,600    ALLTEL Corporation, 7.75%, 2005                                                     $228,850         $47
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,139,106)                                    1,239,260         255
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.8%
              Telecommunication Services--.4%
     7,700    Verizon South, Inc., 7%, 2041-- Series "F"                                           210,980          43
----------------------------------------------------------------------------------------------------------------------
              Utilities--.4%
     6,700    Entergy Louisiana, Inc., 7.6%, 2032                                                  184,250          38
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $360,452)                                                    395,230          81
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--5.3%
    $2,600M   Federal Home Loan Bank, .97%, 7/11/03
               (cost $2,599,299)                                                                 2,599,299         533
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $44,729,785)                                         99.6%     48,531,299       9,958
Other Assets, Less Liabilities                                                          .4         206,344          42
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $48,737,643     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




This page intentionally left blank.



Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                   CASH                         FOCUSED
                                                              BLUE CHIP      MANAGEMENT       DISCOVERY          EQUITY
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                       $131,275,860     $11,679,162     $79,871,548      $8,395,108
                                                           ============    ============    ============    ============
  At value (Note 1A)                                        156,783,330     $11,679,162     $98,402,115      $8,207,342
Cash                                                          1,175,061         101,515         524,618             469
Receivables:
  Investment securities sold                                    572,693              --       1,588,131          15,365
  Interest and dividends                                        144,328          37,172          13,932           6,165
  Trust shares sold                                              80,749             139          88,352          44,447
  Other assets                                                   14,566           4,228           9,182             840
                                                           ------------    ------------    ------------    ------------
Total Assets                                                158,770,727      11,822,216     100,626,330       8,274,628
                                                           ------------    ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                               976,532              --       1,865,580              --
  Trust shares redeemed                                         226,206         148,351          16,737           4,690
Accrued advisory fees                                           101,468           6,128          62,130           5,256
Accrued expenses                                                 25,779           2,915          21,070             984
                                                           ------------    ------------    ------------    ------------
Total Liabilities                                             1,329,985         157,394       1,965,517          10,930
                                                           ------------    ------------    ------------    ------------
Net Assets                                                  157,440,742     $11,664,822     $98,660,813      $8,263,698
                                                           ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                             193,529,840     $11,664,822    $135,500,511     $11,170,731
Accumulated net investment income (deficit)                     530,473              --        (151,122)         24,001
Accumulated net realized loss on investments                (62,127,041)             --     (55,219,143)     (2,743,268)
Net unrealized appreciation (depreciation)
  of investments                                             25,507,470              --      18,530,567        (187,766)
                                                           ------------    ------------    ------------    ------------
Total                                                       157,440,742     $11,664,822     $98,660,813      $8,263,698
                                                           ============    ============    ============    ============

Shares of beneficial interest outstanding (Note 2)            9,553,031      11,664,822       5,601,383       1,186,986
                                                           ============    ============    ============    ============

Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                     $16.48           $1.00          $17.61           $6.96
                                                           ============    ============    ============    ============




-----------------------------------------------------------------------------------------------------------------------
                                                            GOVERNMENT          GROWTH      HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                       $25,066,498    $162,825,824     $65,304,775
                                                          ============    ============    ============
  At value (Note 1A)                                       $25,619,792    $190,592,004     $58,113,696
Cash                                                           980,836         129,731         428,822
Receivables:
  Investment securities sold                                    39,072       3,016,207              --
  Interest and dividends                                       169,565         156,992       1,332,542
  Trust shares sold                                             25,813         104,055          30,052
  Other assets                                                   2,128          17,202           5,460
                                                          ------------    ------------    ------------
Total Assets                                                26,837,206     194,016,191      59,910,572
                                                          ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                              522,464       2,170,786       1,592,960
  Trust shares redeemed                                         27,157         168,984          32,780
Accrued advisory fees                                           13,555         122,905          36,763
Accrued expenses                                                 3,272          17,610          13,530
                                                          ------------    ------------    ------------
Total Liabilities                                              566,448       2,480,285       1,676,033
                                                          ------------    ------------    ------------
Net Assets                                                 $26,270,758    $191,535,906     $58,234,539
                                                          ============    ============    ============
Net Assets Consist of:
Capital paid in                                            $25,649,122    $194,576,817     $76,382,893
Accumulated net investment income (deficit)                    654,154         581,699       2,204,347
Accumulated net realized loss on investments                  (585,812)    (31,388,790)    (13,161,622)
Net unrealized appreciation (depreciation)
  of investments                                               553,294      27,766,180      (7,191,079)
                                                          ------------    ------------    ------------
Total                                                      $26,270,758    $191,535,906     $58,234,539
                                                          ============    ============    ============

Shares of beneficial interest outstanding (Note 2)           2,509,777       7,247,505       7,549,110
                                                          ============    ============    ============

Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                    $10.47          $26.43           $7.71
                                                          ============    ============    ============

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2003
-------------------------------------------------------------------------------------------------------------
                                                                INTERNATIONAL      INVESTMENT          TARGET
                                                                   SECURITIES           GRADE   MATURITY 2007
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                              $69,576,853     $33,413,548     $26,799,620
                                                                 ============    ============    ============
  At value (Note 1A)                                              $76,156,309     $36,562,201     $32,050,759
Cash                                                                   58,689         299,887          40,597
Receivables:
  Investment securities sold                                          618,161              --              --
  Interest and dividends                                              102,537         557,793              --
  Trust shares sold                                                    30,730          53,353          94,370
  Forward currency contracts (Note 6)                                     384              --              --
  Other Assets                                                         10,785           3,071           3,174
                                                                 ------------    ------------    ------------
Total Assets                                                       76,977,595      37,476,305      32,188,900
                                                                 ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                                   1,142,506              --              --
  Trust shares redeemed                                                56,066           9,304          16,418
Accrued advisory fees                                                  49,082          19,120          16,567
Accrued expenses                                                       43,276           5,434           6,579
                                                                 ------------    ------------    ------------
Total Liabilities                                                   1,290,930          33,858          39,564
                                                                 ------------    ------------    ------------
Net Assets                                                        $75,686,665     $37,442,447     $32,149,336
                                                                 ============    ============    ============

Net Assets Consist of:
Capital paid in                                                   $91,050,176     $34,772,442     $25,896,172
Accumulated net investment income                                     446,997         823,232         773,609
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions             (22,320,987)     (1,301,880)        228,416
Net unrealized appreciation of investments,
  futures contracts and foreign currency transactions               6,510,479       3,148,653       5,251,139
                                                                 ------------    ------------    ------------
Total                                                             $75,686,665     $37,442,447     $32,149,336
                                                                 ============    ============    ============

Shares of beneficial interest outstanding (Note 2)                  5,599,685       3,182,058       2,250,261
                                                                 ============    ============    ============

Net asset value, offering and redemption price per share
(Net assets divided by shares outstanding)                             $13.52          $11.77          $14.29
                                                                 ============    ============    ============




-------------------------------------------------------------------------------------------------------------
                                                                       TARGET          TARGET
                                                                MATURITY 2010   MATURITY 2015           VALUE
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                              $14,225,187      $9,497,938     $44,729,785
                                                                 ============    ============    ============
  At value (Note 1A)                                              $17,688,992     $11,293,156     $48,531,299
Cash                                                                   92,747          75,591         235,243
Receivables:
  Investment securities sold                                               --              --              --
  Interest and dividends                                                   --              --          96,076
  Trust shares sold                                                       312          12,768          36,304
  Forward currency contracts (Note 6)                                      --              --              --
  Other Assets                                                          2,330             875           8,630
                                                                 ------------    ------------    ------------
Total Assets                                                       17,784,381      11,382,390      48,907,552
                                                                 ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                                          --              --          78,891
  Trust shares redeemed                                                11,995           1,049          47,426
Accrued advisory fees                                                   9,134           5,949          31,282
Accrued expenses                                                        1,720           1,254          12,310
                                                                 ------------    ------------    ------------
Total Liabilities                                                      22,849           8,252         169,909
                                                                 ------------    ------------    ------------
Net Assets                                                        $17,761,532     $11,374,138     $48,737,643
                                                                 ============    ============    ============

Net Assets Consist of:
Capital paid in                                                   $13,904,032      $9,401,588     $66,650,978
Accumulated net investment income                                     392,261         212,754         519,422
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions                   1,434         (35,422)    (22,234,271)
Net unrealized appreciation of investments,
  futures contracts and foreign currency transactions               3,463,805       1,795,218       3,801,514
                                                                 ------------    ------------    ------------

Total                                                             $17,761,532     $11,374,138     $48,737,643
                                                                 ============    ============    ============

Shares of beneficial interest outstanding (Note 2)                  1,130,860         785,086       4,749,250
                                                                 ============    ============    ============

Net asset value, offering and redemption price per share
(Net assets divided by shares outstanding)                             $15.71          $14.49          $10.26
                                                                 ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                   CASH                         FOCUSED
                                                              BLUE CHIP      MANAGEMENT       DISCOVERY          EQUITY
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                   $   25,108         $88,433     $    24,628        $  1,150
  Dividends                                                   1,119,211              --         195,241          58,786
                                                           ------------    ------------    ------------    ------------
  Total income                                                1,144,319          88,433         219,869          59,936
                                                           ------------    ------------    ------------    ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                 548,547          48,651         329,039          27,144
  Professional fees                                              15,650           4,254          12,366           4,303
  Custodian fees and expenses                                    21,684           3,925          13,629             415
  Reports and notices to shareholders                             9,683           2,053           5,613           1,871
  Other expenses                                                 20,510           1,979          13,494           2,190
                                                           ------------    ------------    ------------    ------------
Total expenses                                                  616,074          60,862         374,141          35,923
Less: Expenses waived or assumed                                     --         (15,179)             --              --
  Custodian fees paid indirectly                                 (2,296)           (251)         (3,150)            (4)
                                                           ------------    ------------    ------------    ------------
Net expenses                                                    613,778          45,432         370,991          35,919
                                                           ------------    ------------    ------------    ------------
Net investment income (loss)                                    530,541          43,001        (151,122)         24,017
                                                           ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
  (Note 3):
Net realized loss on investments                             (4,711,312)             --      (5,600,950)       (138,549)
Net unrealized appreciation (depreciation)
  of investments                                             18,420,645              --      16,832,190         996,349
                                                           ------------    ------------    ------------    ------------
Net gain (loss) on investments                               13,709,333              --      11,231,240         857,800
                                                           ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations        $14,239,874         $43,001     $11,080,118        $881,817
                                                           ============    ============    ============    ============




-----------------------------------------------------------------------------------------------------------------------
                                                             GOVERNMENT          GROWTH      HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                     $749,990     $    20,825      $2,562,101
  Dividends                                                          --       1,283,526           1,653(a)
                                                           ------------    ------------    ------------
  Total income                                                  749,990       1,304,351       2,563,754
                                                           ------------    ------------    ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                  97,093         655,684         199,385
  Professional fees                                               5,466          14,863           8,568
  Custodian fees and expenses                                     5,315          23,822           5,129
  Reports and notices to shareholders                             2,536           7,989           4,040
  Other expenses                                                  5,328          20,678           5,504
                                                           ------------    ------------    ------------
Total expenses                                                  115,738         723,036         222,626
Less: Expenses waived or assumed                                (19,419)             --              --
  Custodian fees paid indirectly                                   (518)           (458)         (1,509)
                                                           ------------    ------------    ------------
Net expenses                                                     95,801         722,578         221,117
                                                           ------------    ------------    ------------
Net investment income (loss)                                    654,189         581,773       2,342,637
                                                           ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
  (Note 3):
Net realized loss on investments                                (83,438)     (7,016,437)     (3,119,595)
Net unrealized appreciation (depreciation)
  of investments                                                (65,187)     26,113,011       8,002,854
                                                           ------------    ------------    ------------
Net gain (loss) on investments                                 (148,625)     19,096,574       4,883,259
                                                           ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations           $505,564     $19,678,347      $7,225,896
                                                           ============    ============    ============

(a) See Note 1H

See notes to financial statements




Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2003
-------------------------------------------------------------------------------------------------------------
                                                                INTERNATIONAL      INVESTMENT          TARGET
                                                                   SECURITIES           GRADE   MATURITY 2007
-------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                         $   67,121      $1,085,715      $  891,216
  Dividends                                                           806,800(b)           --              --
                                                                 ------------    ------------    ------------
Total income                                                          873,921       1,085,715         891,216
                                                                 ------------    ------------    ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                       264,386         130,965         120,208
  Professional fees                                                     9,347           6,268           7,081
  Custodian fees and expenses                                          98,037           4,772           2,806
  Reports and notices to shareholders                                   5,687           2,862           4,866
  Other expenses                                                       21,145           5,345           6,942
                                                                 ------------    ------------    ------------
Total expenses                                                        398,602         150,212         141,903
Less: Expenses waived or assumed                                           --         (26,193)        (24,042)
  Custodian fees paid indirectly                                           --            (922)           (278)
                                                                 ------------    ------------    ------------
Net expenses                                                          398,602         123,097         117,583
                                                                 ------------    ------------    ------------
Net investment income                                                 475,319         962,618         773,633
                                                                 ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
  Investments, Futures Contracts and
  Foreign Currency Transactions (Note 3):
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions                         341,639        (448,007)        263,239
Net unrealized appreciation of investments, futures
  contracts and foreign currency transactions                       5,627,979       2,107,556          62,200
                                                                 ------------    ------------    ------------
Net gain on investments, futures contracts and
  foreign currency transactions                                     5,969,618       1,659,549         325,439
                                                                 ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                                    $6,444,937      $2,622,167      $1,099,072
                                                                 ============    ============    ============

(b) Net of $70,841 foreign taxes withheld




-------------------------------------------------------------------------------------------------------------
                                                                       TARGET          TARGET
                                                                MATURITY 2010   MATURITY 2015           VALUE
-------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                         $  456,933        $255,115      $   27,875
  Dividends                                                                --              --         670,721
                                                                 ------------    ------------    ------------
Total income                                                          456,933         255,115         698,596
                                                                 ------------    ------------    ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                        65,537          38,323         166,100
  Professional fees                                                     4,728           6,239           2,261
  Custodian fees and expenses                                           1,910             524           9,330
  Reports and notices to shareholders                                   2,126           2,128             891
  Other expenses                                                        3,937           3,321           2,304
                                                                 ------------    ------------    ------------
Total expenses                                                         78,238          50,535         180,886
Less: Expenses waived or assumed                                      (13,107)         (7,665)             --
  Custodian fees paid indirectly                                         (475)           (524)         (1,762)
                                                                 ------------    ------------    ------------
Net expenses                                                           64,656          42,346         179,124
                                                                 ------------    ------------    ------------
Net investment income                                                 392,277         212,769         519,472
                                                                 ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
  Investments, Futures Contracts and
  Foreign Currency Transactions (Note 3):
Net realized gain (loss) on investments, futures
  contracts and foreign currency transactions                          79,016          (9,097)        143,679
Net unrealized appreciation of investments, futures
  contracts and foreign currency transactions                         623,121         699,217       3,373,845
                                                                 ------------    ------------    ------------
Net gain on investments, futures contracts and
  foreign currency transactions                                       702,137         690,120       3,517,524
                                                                 ------------    ------------    ------------
Net Increase in Net Assets Resulting
  from Operations                                                  $1,094,414        $902,889      $4,036,996
                                                                 ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                           BLUE CHIP                      CASH MANAGEMENT
                                                                   --------------------------      --------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                   $    530,541    $  1,059,435     $    43,001     $   153,115
  Net realized loss on investments                                 (4,711,312)    (28,336,343)             --              --
  Net unrealized appreciation (depreciation)
    of investments                                                 18,420,645     (27,970,671)             --              --
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations                                              14,239,874     (55,247,579)         43,001         153,115
                                                                 ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income                                            (1,058,840)       (912,805)        (43,001)       (153,115)
                                                                 ------------    ------------    ------------    ------------
Trust Share Transactions *
  Proceeds from shares sold                                         3,136,054       7,791,126       1,862,189       6,913,784
  Reinvestment of dividends                                         1,058,840         912,805          43,001         153,115
  Cost of shares redeemed                                          (7,915,958)    (24,278,648)     (3,905,510)     (5,689,977)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) from trust share transactions          (3,721,064)    (15,574,717)     (2,000,320)      1,376,922
                                                                 ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets                         9,459,970     (71,735,101)     (2,000,320)      1,376,922

Net Assets
  Beginning of period                                             147,980,772     219,715,873      13,665,142      12,288,220
                                                                 ------------    ------------    ------------    ------------
  End of period+                                                 $157,440,742    $147,980,772     $11,664,822     $13,665,142
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of       $    530,473    $  1,058,772     $        --     $        --
                                                                 ============    ============    ============    ============

*Trust Shares Issued and Redeemed
  Sold                                                                206,026         446,211       1,862,189       6,913,784
  Issued for dividends reinvested                                      74,096          47,296          43,001         153,115
  Redeemed                                                           (525,351)     (1,445,591)     (3,905,510)     (5,689,977)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in trust shares outstanding              (245,229)       (952,084)     (2,000,320)      1,376,922
                                                                 ============    ============    ============    ============




-----------------------------------------------------------------------------------------------------------------------------
                                                                          DISCOVERY                     FOCUSED EQUITY
                                                                   --------------------------      --------------------------
                                                                    1/1/03 to       1/1/02 to       1/1/03 to       1/1/02 to
                                                                      6/30/03        12/31/02         6/30/03        12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                     $  (151,122)    $  (451,876)     $   24,017      $    9,924
  Net realized loss on investments                                  (5,600,950)    (15,601,945)       (138,549)     (1,291,649)
  Net unrealized appreciation (depreciation)
    of investments                                                  16,832,190     (17,870,170)        996,349      (1,317,623)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations                                               11,080,118     (33,923,991)        881,817      (2,599,348)
                                                                  ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income                                                     --              --          (9,919)        (23,149)
                                                                  ------------    ------------    ------------    ------------
Trust Share Transactions *
  Proceeds from shares sold                                          2,579,781       7,235,749         781,481       2,042,700
  Reinvestment of dividends                                                 --              --           9,919          23,149
  Cost of shares redeemed                                           (4,114,626)     (9,943,319)       (327,641)     (1,060,293)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) from trust share transactions           (1,534,845)     (2,707,570)        463,759       1,005,556
                                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets                          9,545,273     (36,631,561)      1,335,657      (1,616,941)

Net Assets
  Beginning of period                                               89,115,540     125,747,101       6,928,041       8,544,982
                                                                  ------------    ------------    ------------    ------------
  End of period+                                                   $98,660,813     $89,115,540      $8,263,698      $6,928,041
                                                                  ============    ============    ============    ============

+Includes undistributed net investment income (deficit) of         $  (151,122)    $        --      $   24,001      $    9,903
                                                                  ============    ============    ============    ============

*Trust Shares Issued and Redeemed
  Sold                                                                 164,403         400,902         123,088         284,646
  Issued for dividends reinvested                                           --              --           1,675           2,854
  Redeemed                                                            (267,148)       (564,038)        (52,665)       (159,363)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in trust shares outstanding               (102,745)       (163,136)         72,098         128,137
                                                                  ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------

                                                                           GOVERNMENT                        GROWTH
                                                                   --------------------------      --------------------------
                                                                    1/1/03 to      1/1/02 to        1/1/03 to      1/1/02 to
                                                                      6/30/03       12/31/02          6/30/03       12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $   654,189    $  1,075,195    $    581,773    $    880,415
  Net realized gain (loss) on investments,
    futures contracts and foreign currency transactions               (83,438)         90,100      (7,016,437)    (14,051,918)
  Net unrealized appreciation (depreciation)
    of investments, futures contracts and
    currency transactions                                             (65,187)        345,655      26,113,011     (39,789,267)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations                                                 505,564       1,510,950      19,678,347     (52,960,770)
                                                                 ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income                                            (1,075,096)       (845,376)       (880,061)       (483,769)
                                                                 ------------    ------------    ------------    ------------
Trust Share Transactions*
  Proceeds from shares sold                                         2,802,642       9,494,207       3,892,744       9,426,487
  Reinvestment of dividends                                         1,075,096         845,376         880,061         483,769
  Cost of shares redeemed                                          (2,114,428)     (2,508,448)     (8,316,544)    (21,559,624)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) from trust
      share transactions                                            1,763,310       7,831,135      (3,543,739)    (11,649,368)
                                                                 ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets                         1,193,778       8,496,709      15,254,547     (65,093,907)

Net Assets
  Beginning of period                                              25,076,980      16,580,271     176,281,359     241,375,266
                                                                 ------------    ------------    ------------    ------------
  End of period+                                                  $26,270,758     $25,076,980    $191,535,906    $176,281,359
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $   654,154     $  1,075,061   $    581,699    $    879,987
                                                                 ============    ============    ============    ============

*Trust Shares Issued and Redeemed
  Sold                                                                266,270         911,005         160,685         352,788
  Issued for dividends reinvested                                     103,874          83,618          38,923          16,404
  Redeemed                                                           (200,930)       (241,266)       (349,930)       (830,747)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in trust shares outstanding               169,214         753,357        (150,322)       (461,555)
                                                                 ============    ============    ============    ============




-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        INTERNATIONAL
                                                                          HIGH YIELD                      SECURITIES
                                                                   --------------------------      --------------------------
                                                                    1/1/03 to      1/1/02 to        1/1/03 to      1/1/02 to
                                                                      6/30/03       12/31/02          6/30/03       12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $ 2,342,637     $ 4,569,568     $   475,319     $   528,914
  Net realized gain (loss) on investments,
    futures contracts and foreign currency transactions            (3,119,595)     (4,115,176)        341,639      (9,967,816)
  Net unrealized appreciation (depreciation)
    of investments, futures contracts and
    currency transactions                                           8,002,854         602,919       5,627,979      (7,897,229)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations                                               7,225,896       1,057,311       6,444,937     (17,336,131)
                                                                 ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income                                            (4,616,701)     (5,480,290)       (750,556)       (515,963)
                                                                 ------------    ------------    ------------    ------------
Trust Share Transactions*
  Proceeds from shares sold                                         3,190,839       3,410,846       1,092,451       3,410,096
  Reinvestment of dividends                                         4,616,701       5,480,290         750,556         515,963
  Cost of shares redeemed                                          (1,749,687)     (5,296,907)     (4,326,108)    (10,675,500)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) from trust
      share transactions                                            6,057,853       3,594,229      (2,483,101)     (6,749,441)
                                                                 ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets                         8,667,048        (828,750)      3,211,280     (24,601,535)

Net Assets
  Beginning of period                                              49,567,491      50,396,241      72,475,385      97,076,920
                                                                 ------------    ------------    ------------    ------------
  End of period+                                                  $58,234,539     $49,567,491     $75,686,665     $72,475,385
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $ 2,204,347     $ 4,478,411     $   446,997     $   722,234
                                                                 ============    ============    ============    ============

*Trust Shares Issued and Redeemed
  Sold                                                                430,938         462,403          87,938         248,685
  Issued for dividends reinvested                                     656,714         755,902          64,481          35,219
  Redeemed                                                           (236,577)       (720,773)       (350,596)       (784,889)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in trust shares outstanding               851,075         497,532        (198,177)       (500,985)
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                              TARGET
                                                                       INVESTMENT GRADE                   MATURITY 2007
                                                                   --------------------------      --------------------------
                                                                    1/1/03 to      1/1/02 to        1/1/03 to      1/1/02 to
                                                                      6/30/03       12/31/02          6/30/03       12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $   962,618     $ 1,813,722     $   773,633     $ 1,630,792
  Net realized gain (loss) on investments                            (448,007)        (10,880)        263,239         485,403
  Net unrealized appreciation of investments                        2,107,556         549,274          62,200       2,480,320
                                                                 ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations            2,622,167       2,352,116       1,099,072       4,596,515
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
  Net investment income                                            (1,905,350)     (1,570,624)     (1,630,592)     (1,630,651)
  Net realized gains                                                       --              --        (305,140)             --
                                                                 ------------    ------------    ------------    ------------
    Total distributions                                            (1,905,350)     (1,570,624)     (1,935,732)     (1,630,651)
                                                                 ------------    ------------    ------------    ------------
Trust Share Transactions*
  Proceeds from shares sold                                         2,853,117       7,046,437         715,216       1,900,901
  Reinvestment of distributions                                     1,905,350       1,570,624       1,935,732       1,630,651
  Cost of shares redeemed                                          (1,565,752)     (3,759,303)     (2,229,055)     (6,027,922)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) from trust share transactions           3,192,715       4,857,758         421,893      (2,496,370)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                           3,909,532       5,639,250        (414,767)        469,494

Net Assets
  Beginning of period                                              33,532,915      27,893,665      32,564,103      32,094,609
                                                                 ------------    ------------    ------------    ------------
  End of period+                                                  $37,442,447     $33,532,915     $32,149,336     $32,564,103
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $   823,232     $ 1,765,964     $   773,609     $ 1,630,568
                                                                 ============    ============    ============    ============

*Trust Shares Issued and Redeemed
  Sold                                                                249,424         635,829          50,402         137,892
  Issued for distributions reinvested                                 170,730         144,758         138,563         125,050
  Redeemed                                                           (136,467)       (337,829)       (156,427)       (435,821)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in trust shares outstanding               283,687         442,758          32,538        (172,879)
                                                                 ============    ============    ============    ============




-----------------------------------------------------------------------------------------------------------------------------
                                                                            TARGET                          TARGET
                                                                         MATURITY 2010                   MATURITY 2015
                                                                   --------------------------      --------------------------
                                                                    1/1/03 to      1/1/02 to        1/1/03 to      1/1/02 to
                                                                      6/30/03       12/31/02          6/30/03       12/31/02
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                           $   392,277     $   748,937     $   212,769      $  288,507
  Net realized gain (loss) on investments                              79,016          22,297          (9,097)         (4,285)
  Net unrealized appreciation of investments                          623,121       1,938,502         699,217       1,038,743
                                                                 ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations            1,094,414       2,709,736         902,889       1,322,965
                                                                 ------------    ------------    ------------    ------------
Distributions to Shareholders
  Net investment income                                              (748,880)       (662,873)       (288,490)       (185,253)
  Net realized gains                                                       --              --              --              --
                                                                 ------------    ------------    ------------    ------------
    Total distributions                                              (748,880)       (662,873)       (288,490)       (185,253)
                                                                 ------------    ------------    ------------    ------------
Trust Share Transactions*
  Proceeds from shares sold                                         1,037,805       3,186,375       2,203,807       4,236,116
  Reinvestment of distributions                                       748,880         662,873         288,490         185,253
  Cost of shares redeemed                                          (1,873,354)     (2,202,364)       (854,667)       (474,449)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) from trust share transactions             (86,669)      1,646,884       1,637,630       3,946,920
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                             258,865       3,693,747       2,252,029       5,084,632

Net Assets
  Beginning of period                                              17,502,667      13,808,920       9,122,109       4,037,477
                                                                 ------------    ------------    ------------    ------------
  End of period+                                                  $17,761,532     $17,502,667     $11,374,138      $9,122,109
                                                                 ============    ============    ============    ============

+Includes undistributed net investment income of                  $   392,261     $   748,864     $   212,754      $  288,475
                                                                 ============    ============    ============    ============

*Trust Shares Issued and Redeemed
  Sold                                                                 67,916         225,120         159,951         338,028
  Issued for distributions reinvested                                  49,398          49,542          20,965          16,081
  Redeemed                                                           (122,092)       (154,853)        (61,353)        (37,431)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in trust shares outstanding                (4,778)        119,809         119,563         316,678
                                                                 ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------------------------------------------------------
                                                                                   VALUE
                                                                        ---------------------------
                                                                         1/1/03 to       1/1/02 to
                                                                           6/30/03        12/31/02
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                                $   519,472     $ 1,475,912
  Net realized gain (loss) on investments                                  143,679     (13,315,507)
  Net unrealized appreciation (depreciation)
    of investments                                                       3,373,845      (2,150,643)
                                                                      ------------    ------------
    Net increase (decrease) in net assets resulting
      from operations                                                    4,036,996     (13,990,238)
                                                                      ------------    ------------
Dividends to Shareholders
  Net investment income                                                 (1,475,704)     (1,389,579)
                                                                      ------------    ------------
Trust Share Transactions*
  Proceeds from shares sold                                              1,910,658       2,743,939
  Reinvestment of dividends                                              1,475,704       1,389,579
  Cost of shares redeemed                                               (2,157,150)     (9,827,848)
                                                                      ------------    ------------
    Net increase (decrease) from trust share transactions                1,229,212      (5,694,330)
                                                                      ------------    ------------
      Net increase (decrease) in net assets                              3,790,504     (21,074,147)

Net Assets
  Beginning of period                                                   44,947,139      66,021,286
                                                                      ------------    ------------
  End of period+                                                       $48,737,643     $44,947,139
                                                                      ============    ============

+Includes undistributed net investment income of                       $   519,422     $ 1,475,654
                                                                      ============    ============

*Trust Shares Issued and Redeemed
  Sold                                                                     196,319         250,807
  Issued for dividends reinvested                                          166,370         119,277
  Redeemed                                                                (229,840)       (950,120)
                                                                      ------------    ------------
    Net increase (decrease) in trust shares outstanding                    132,849        (580,036)
                                                                      ============    ============

See notes to financial statements




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Notes to Financial Statements
June 30, 2003

1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Value (formerly Utilities Income) Funds (each a "Fund") and accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.



A. Security Valuation--Except as provided below a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by a market maker for such securities. Securities may be priced by a pricing service approved by the Life Series Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Life Series Fund's Board of Trustees. At June 30, 2003, the High Yield Fund held six securities that were fair valued by its Valuation Committee with an aggregate value of $19,965 representing .03% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2002, capital loss carryovers were as follows:



Notes to Financial Statements (continued)
June 30, 2003

                                               Year Capital Loss Carryovers Expire
                         ----------------------------------------------------------------------------
Fund                           Total         2003         2007         2008         2009         2010
-----------------------  -----------  -----------  -----------  -----------  -----------  -----------
Blue Chip                $49,141,617          $--         $--           $--  $26,672,038  $22,469,579
Discovery                 49,286,660           --          --            --   33,762,304   15,524,356
Focused Equity             2,380,221           --      29,190     1,018,850      248,878    1,083,303
Government                   502,374      228,020     140,904       133,450           --           --
Growth                    21,348,112           --          --            --    9,135,342   12,212,770
High Yield                10,042,027           --     566,369     1,503,018    3,751,289    4,221,351
International Securities  20,875,101           --          --            --   11,213,583    9,661,518
Investment Grade             853,873           --      71,026       728,578       37,096       17,173
Target Maturity 2010          73,240           --      62,635        10,605           --           --
Target Maturity 2015          21,747           --          --         3,919       13,543        4,285
Value                     20,158,041           --          --            --    8,718,125   11,439,916


C. Foreign Currency Translations--The accounting records of International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series



Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield Fund are recognized as dividend income and recorded at the market value of the shares received. For the six months ended June 30, 2003, the High Yield Fund recognized $1,500, from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are amortized/accreted using the interest method. For the six months ended June 30, 2003, the Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $12,147 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2003, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities, were as follows:



Notes to Financial Statements (continued)
June 30, 2003

                                                      Long-Term U.S.
                                Securities        Government Obligations
                        ------------------------  ----------------------
                            Cost of     Proceeds     Cost of    Proceeds
Fund                      Purchases     of Sales   Purchases    of Sales
----                    -----------  -----------  ----------  ----------
Blue Chip               $85,891,349  $88,351,032         $--         $--
Discovery                42,971,917   45,192,600          --          --
Focused Equity            2,347,487    1,740,122          --          --
Government                       --           --  12,847,148  11,975,057
Growth                   66,036,207   69,104,425          --          --
High Yield                8,175,055    6,406,144          --          --
International Securities 41,696,200   42,991,526          --          --
Investment Grade          3,197,443    2,650,958   1,228,721       8,260
Target Maturity 2007             --           --          --   1,489,522
Target Maturity 2010             --           --     204,407     965,351
Target Maturity 2015             --           --   1,633,448     218,896
Value                    17,900,734   11,131,988          --          --

At June 30, 2003, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:
                                                                           Net
                                            Gross         Gross     Unrealized
                           Aggregate   Unrealized    Unrealized   Appreciation
Fund                            Cost Appreciation  Depreciation  (Depreciation)
----                    ------------ ------------  ------------  -------------
Blue Chip               $136,431,732  $23,575,412    $3,223,814    $20,351,598
Discovery                 79,972,760   20,397,518     1,968,163     18,429,355
Focused Equity.            8,490,624      495,233       778,515       (283,282)
Government                25,066,498      595,309        42,015        553,294
Growth                   164,061,810   32,085,583     5,555,389     26,530,194
High Yield                65,443,021    3,105,985    10,435,310     (7,329,325)
International Securities  70,077,283    9,176,684     3,097,658      6,079,026
Investment Grade          33,642,964    3,300,946       381,709      2,919,237
Target Maturity 2007      26,834,435    5,216,324            --      5,216,324
Target Maturity 2010      14,229,529    3,459,463            --      3,459,463
Target Maturity 2015       9,502,607    1,799,139         8,590      1,790,549
Value                     44,754,276    4,624,511       847,488      3,777,023

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2003, total trustees fees accrued by the Funds amounted to $25,100.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 2003, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of the average daily net assets of the Cash Management, Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. For the six months ended June 30, 2003, total advisory fees accrued to FIMCO were $2,691,062 of which $100,156 was waived by the investment adviser. In addition, other expenses in the amount of $5,449 were assumed by FIMCO.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2003, the Cash Management Fund held seven restricted securities with an aggregate value of $2,191,880 representing 18.8% of the Fund's net assets, the High Yield Fund held twenty-one restricted securities with an aggregate value of $6,455,714 representing 11.1% of the Fund's net assets and the Investment Grade Fund held eight restricted securities with an aggregate value of $2,471,592 representing 6.6% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Future Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

The International Securities Fund had the following forward currency contracts outstanding at June 30, 2003:



Notes to Financial Statements (continued)
June 30, 2003

                                                                       Unrealized
Contracts to Sell Foreign Currency  In Exchange for  Settlement Date   Gain (Loss)
----------------------------------  ---------------  ---------------  -----------
    833,425  Swedish Krona                 $103,991      7/1/03              $123
 55,035,037  Japanese Yen                   458,465      7/3/03              (126)
                                    ---------------                    ----------
                                           $562,456                            (3)
                                    ===============                    ----------

                                                                       Unrealized
Contracts to Sell Foreign Currency  In Exchange for  Settlement Date   Gain (Loss)
----------------------------------  ---------------  ---------------  -----------
     57,392  Euro                           $65,666      7/1/03             $(240)
    105,452  British Pounds                 174,640      7/3/03               627
                                    ---------------                    ----------
                                           $240,306                           387
                                    ===============                    ----------
Net Unrealized Gain on Forward Currency Contracts                            $384
                                                                       ==========

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At June 30, 2003, U.S. Treasury Bills with a market value of $234,829 were pledged to cover margin requirements for futures contracts. Open futures contracts at June 30, 2003 were as follows:



                                                  Unrealized
                                                Appreciation
Contracts/Delivery Month/Commitment            (Depreciation)
-----------------------------------           --------------
15 CAC 40 Index/September 2003/Buy.                  $(4,123)
3 DAX 30 Index/September 2003/Buy                     (8,719)
3 IBEX PLUS/July 2003/Buy                             (6,277)
2 MIB 30/September 2003/Buy                           (7,222)
25 S&P CAN 60/September 2003/Buy.                    (27,213)
2 TSE Index/September 2003/Buy                         6,196
                                              --------------
Total Net Unrealized Depreciation on
Futures Contracts                                   $(47,358)
                                              ==============

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.



Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                            Income from Investment Operations            from
                         -------------------------------------  ----------------------
             Net Asset
                Value,               Net Realized
             ---------         Net and Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
----------------------
1998            $23.71        $.17          $4.05       $4.22        $.19       $1.49          $1.68
1999             26.25         .12           6.38        6.50         .18         .43            .61
2000             32.14         .08          (1.74)      (1.66)        .12        1.93           2.05
2001             28.43         .08          (5.18)      (5.10)        .08        2.81           2.89
2002             20.44         .11          (5.36)      (5.25)        .09          --            .09
2003**           15.10         .06           1.43        1.49         .11          --            .11
-----------------------------------------------------------------------------------------------------

CASH MANAGEMENT FUND
----------------------
1998             $1.00       $.049            $--       $.049       $.049         $--          $.049
1999              1.00        .046             --        .046        .046          --           .046
2000              1.00        .058             --        .058        .058          --           .058
2001              1.00        .037             --        .037        .037          --           .037
2002              1.00        .012             --        .012        .012          --           .012
2003**            1.00        .003             --        .003        .003          --           .003
-----------------------------------------------------------------------------------------------------

DISCOVERY FUND
----------------------
1998            $27.77        $.09           $.79        $.88        $.08       $1.83          $1.91
1999             26.74        (.06)          7.47        7.41         .09         .10            .19
2000             33.96        (.02)           .57         .55          --        4.01           4.01
2001             30.50        (.07)         (6.22)      (6.29)         --        2.78           2.78
2002             21.43        (.08)         (5.73)      (5.81)         --          --             --
2003**           15.62        (.03)          2.02        1.99          --          --             --
-----------------------------------------------------------------------------------------------------

FOCUSED EQUITY FUND
----------------------
11/8/99* to
  12/31/99      $10.00       $(.01)          $.26        $.25         $--         $--            $--
2000             10.25         .02          (1.14)      (1.12)         --          --             --
2001              9.13         .02           (.47)       (.45)        .02          --            .02
2002              8.66         .01          (2.44)      (2.43)        .02          --            .02
2003**            6.21         .02            .74         .76         .01          --            .01
-----------------------------------------------------------------------------------------------------

GOVERNMENT FUND
----------------------
1998            $10.33        $.66***        $.08        $.74        $.66         $--           $.66
1999             10.41         .61           (.51)        .10         .59          --            .59
2000              9.92         .69            .29         .98         .68          --            .68
2001             10.22         .52            .36         .88         .65          --            .65
2002             10.45         .45            .33         .78         .52          --            .52
2003**           10.71         .25           (.04)        .21         .45          --            .45
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets+        Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net
                  Value,                                     Investment                     Net   Portfolio
              ----------     Total    Net Assets                 Income              Investment    Turnover
                  End of  Return++ End of Period   Expenses       (Loss)   Expenses      Income        Rate
                  Period       (%) (in millions)        (%)          (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
----------------------
1998              $26.25     18.66          $205        .82         .79         N/A         N/A          91
1999               32.14     25.32           275        .81         .45         N/A         N/A          91
2000               28.43     (5.75)          272        .79         .26         N/A         N/A         146
2001               20.44    (19.27)          220        .81         .38         N/A         N/A         105
2002               15.10    (25.80)          148        .81         .58         N/A         N/A         138
2003**             16.48      9.98           157        .85(a)      .73(a)      N/A         N/A          60
-----------------------------------------------------------------------------------------------------------

CASH MANAGEMENT FUND
----------------------
1998               $1.00      5.02            $7        .70        4.89         .99        4.60         N/A
1999                1.00      4.67            10        .70        4.61         .91        4.40         N/A
2000                1.00      5.92             9        .70        5.76         .89        5.57         N/A
2001                1.00      3.77            12        .70        3.59         .86        3.43         N/A
2002                1.00      1.22            14        .70        1.20         .98         .92         N/A
2003**              1.00       .33            12        .70(a)      .67(a)      .95(a)      .42(a)      N/A
-----------------------------------------------------------------------------------------------------------

DISCOVERY FUND
----------------------
1998              $26.74      3.05          $114        .83         .36         N/A         N/A        121
1999               33.96     27.97           148        .83        (.24)        N/A         N/A        109
2000               30.50      (.22)          157        .81        (.07)        N/A         N/A        193
2001               21.43    (21.12)          126        .83        (.33)        N/A         N/A        163
2002               15.62    (27.11)           89        .83        (.43)        N/A         N/A        130
2003**             17.61     12.74            99        .85(a)     (.34)(a)     N/A         N/A         51
-----------------------------------------------------------------------------------------------------------

FOCUSED EQUITY FUND
----------------------
11/8/99* to
  12/31/99        $10.25      2.50            $2        1.59(a)   (1.39)(a)     N/A         N/A         12
2000                9.13    (10.93)            8         .81        .30         N/A         N/A        210
2001                8.66     (4.90)            9         .91        .28         N/A         N/A        201
2002                6.21    (28.09)            7        1.04        .13         N/A         N/A        127
2003**              6.96     12.24             8         .99(a)     .67(a)      N/A         N/A         25
-----------------------------------------------------------------------------------------------------------

GOVERNMENT FUND
----------------------
1998              $10.41      7.54           $11         .70       6.59         .87        6.42        107
1999                9.92      1.05            11         .76       6.07         .91        5.92         69
2000               10.22     10.54            11         .75       6.80         .90        6.65        131
2001               10.45      8.98            17         .66       6.09         .81        5.94         52
2002               10.71      7.79            25         .78       5.39         .93        5.24        101
2003**             10.47      2.02            26         .75(a)    5.04(a)      .89(a)     4.90(a)      54
-----------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                            Income from Investment Operations            from
                         -------------------------------------  ----------------------
             Net Asset
                Value,               Net Realized
             ---------         Net and Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GROWTH FUND
-----------------------------
1998            $29.24        $.10          $7.69       $7.79        $.15       $1.10          $1.25
1999             35.78         .05           8.97        9.02         .10        1.64           1.74
2000             43.06         .01            .02         .03         .05        3.24           3.29
2001             39.80         .06          (5.11)      (5.05)        .02        4.02           4.04
2002             30.71         .12          (6.94)      (6.82)        .06          --            .06
2003**           23.83         .08           2.64        2.72         .12          --            .12
-----------------------------------------------------------------------------------------------------

HIGH YIELD FUND
-----------------------------
1998            $12.30       $1.00          $(.62)       $.38        $.98         $--           $.98
1999             11.70        1.09           (.56)        .53        1.02         .02           1.04
2000             11.19        1.08          (1.72)       (.64)       1.11          --           1.11
2001 (b)          9.44         .89          (1.14)       (.25)       1.06          --           1.06
2002              8.13         .70           (.54)        .16         .89          --            .89
2003**            7.40         .31            .69        1.00         .69          --            .69
-----------------------------------------------------------------------------------------------------

INTERNATIONAL SECURITIES FUND
-----------------------------
1998            $16.91        $.12          $2.87       $2.99        $.16        $.86          $1.02
1999             18.88         .15           5.74        5.89         .12         .03            .15
2000             24.62         .11          (2.68)      (2.57)        .13        2.18           2.31
2001             19.74         .12          (2.95)      (2.83)        .24        1.26           1.50
2002             15.41         .08          (2.91)      (2.83)        .08          --            .08
2003**           12.50         .09           1.06        1.15         .13          --            .13
-----------------------------------------------------------------------------------------------------

INVESTMENT GRADE FUND
-----------------------------
1998            $11.67        $.68***        $.33       $1.01        $.71         $--           $.71
1999             11.97         .69           (.98)       (.29)        .70         .01            .71
2000             10.97         .76            .22         .98         .71          --            .71
2001 (b)         11.24         .64            .21         .85         .73          --            .73
2002             11.36         .63            .22         .85         .64          --            .64
2003**           11.57         .32            .53         .85         .65          --            .65
-----------------------------------------------------------------------------------------------------

TARGET MATURITY 2007 FUND
-----------------------------
1998            $12.63        $.61          $1.20       $1.81        $.61         $--           $.61
1999             13.83         .66          (1.93)      (1.27)        .62          --            .62
2000             11.94         .69           1.17        1.86         .68          --            .68
2001             13.12         .68            .31         .99         .68          --            .68
2002             13.43         .74           1.20        1.94         .69          --            .69
2003**           14.68         .35            .14         .49         .74         .14            .88
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets+        Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,                                            Net                     Net   Portfolio
              ----------     Total    Net Assets             Investment              Investment    Turnover
                  End of  Return++ End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------------------------
1998            $35.78       27.35          $187        .82         .34         N/A         N/A          26
1999             43.06       26.47           262        .81         .14         N/A         N/A          38
2000             39.80         .03           278        .80         .03         N/A         N/A          74
2001             30.71      (13.36)          241        .81         .19         N/A         N/A          72
2002             23.83      (22.24)          176        .82         .43         N/A         N/A          69
2003**           26.43       11.50           192        .83(a)      .67(a)      N/A         N/A          38
-----------------------------------------------------------------------------------------------------------

HIGH YIELD FUND
-----------------------------
1998            $11.70        3.15           $65        .83        8.93         N/A         N/A          42
1999             11.19        4.95            68        .82        9.83         N/A         N/A          33
2000              9.44       (6.36)           55        .82        9.97         N/A         N/A          30
2001 (b)          8.13       (3.47)           50        .83       10.12         N/A         N/A          32
2002              7.40        2.25            50        .86        9.34         N/A         N/A          13
2003**            7.71       14.41            58        .85(a)     8.81(a)      N/A         N/A          13
-----------------------------------------------------------------------------------------------------------

INTERNATIONAL SECURITIES FUND
-----------------------------
1998            $18.88       18.18           $92       1.15         .75         N/A         N/A         109
1999             24.62       31.46           127        .98         .76         N/A         N/A         118
2000             19.74      (11.67)          119        .97         .55         N/A         N/A         132
2001             15.41      (14.79)           97       1.03         .73         N/A         N/A         125
2002             12.50      (18.43)           72       1.09         .63         N/A         N/A         129
2003**           13.52        9.38            76       1.13(a)     1.35(a)      N/A         N/A          65
-----------------------------------------------------------------------------------------------------------

INVESTMENT GRADE FUND
-----------------------------
1998            $11.97        9.15           $22        .68        5.97         .84        5.81          60
1999             10.97       (2.53)           21        .68        6.12         .83        5.97          27
2000             11.24        9.51            21        .68        6.87         .83        6.72          25
2001 (b)         11.36        7.86            28        .68        6.36         .83        6.21          13
2002             11.57        7.86            34        .74        6.02         .89        5.87          14
2003**           11.77        7.69            37        .71(a)     5.51(a)      .87(a)     5.35(a)        8
-----------------------------------------------------------------------------------------------------------

TARGET MATURITY 2007 FUND
-----------------------------
1998            $13.83       14.97           $26        .67        5.18         .83        5.02           1
1999             11.94       (9.39)           25        .69        5.47         .84        5.32           2
2000             13.12       16.44            29        .67        5.77         .82        5.62           9
2001             13.43        7.76            32        .66        5.24         .81        5.09           3
2002             14.68       15.09            33        .73        5.02         .88        4.87           1
2003**           14.29        3.49            32        .73(a)     4.82(a)      .89(a)     4.66(a)        0
-----------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                            Income from Investment Operations            from
                         -------------------------------------  ----------------------
             Net Asset
                Value,               Net Realized
             ---------         Net and Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
             of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
--------------------------
1998            $12.70        $.51          $1.25       $1.76        $.48        $.01           $.49
1999             13.97         .65          (2.26)      (1.61)        .51          --            .51
2000             11.85         .64           1.74        2.38         .68          --            .68
2001             13.55         .65            .03         .68         .64          --            .64
2002             13.59         .65           1.82        2.47         .65          --            .65
2003**           15.41         .35            .62         .97         .67          --            .67

TARGET MATURITY 2015 FUND
--------------------------
11/8/99* to
  12/31/99      $10.00        $.04          $(.53)      $(.49)        $--         $--            $--
2000              9.51         .45           1.92        2.37         .03          --            .03
2001             11.85         .47           (.36)        .11         .39          --            .39
2002             11.57         .38           2.23        2.61         .47          --            .47
2003**           13.71         .25            .94        1.19         .41          --            .41

VALUE FUND****
--------------------------
1998            $14.95        $.32          $1.46       $1.78        $.35        $.55           $.90
1999             15.83         .31           2.25        2.56         .33         .51            .84
2000             17.55         .29           (.29)         --         .30         .86           1.16
2001             16.39         .27          (3.53)      (3.26)        .30         .12            .42
2002             12.71         .32          (3.02)      (2.70)        .27          --            .27
2003**            9.74         .11            .73         .84         .32          --            .32
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets+        Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,                                            Net                     Net   Portfolio
              ----------     Total    Net Assets             Investment              Investment    Turnover
                  End of  Return++ End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
--------------------------
1998              $13.97     14.36            $9        .67        4.90         .82        4.75           0
1999               11.85    (11.73)            9        .71        5.48         .86        5.33           9
2000               13.55     21.06            11        .70        5.72         .85        5.57          15
2001               13.59      5.15            14        .67        5.16         .82        5.01           2
2002               15.41     18.88            18        .78        4.82         .93        4.67           3
2003**             15.71      6.43            18        .75(a)     4.48(a)      .89(a)     4.34(a)        1
-----------------------------------------------------------------------------------------------------------

TARGET MATURITY 2015 FUND
--------------------------
11/8/99* to
  12/31/99         $9.51     (4.90)           $1       1.38(a)     4.24(a)     1.64(a)     3.98(a)        0
2000               11.85     25.01             2        .72        5.38         .87        5.23          11
2001               11.57      0.85             4        .67        5.21         .82        5.06          31
2002               13.71     23.36             9        .88        4.70        1.03        4.55           1
2003**             14.49      8.88            11        .85(a)     4.15(a)      .99(a)     4.01(a)        2
-----------------------------------------------------------------------------------------------------------

VALUE FUND****
--------------------------
1998              $15.83     12.58           $50        .73        2.61         .85        2.49         105
1999               17.55     17.41            70        .65        2.12         .80        1.97          53
2000               16.39      (.59)           81        .76        1.84         .81        1.79          50
2001               12.71    (20.29)           66        .82        1.88         N/A         N/A          50
2002                9.74    (21.60)           45        .97        2.72         N/A         N/A          71
2003**             10.26      9.18            49        .81(a)     2.34(a)      N/A         N/A          28
-----------------------------------------------------------------------------------------------------------

 (a) Annualized

 (b) Prior to January 1, 2001, the High Yield Fund and Investment Grade Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Funds.

   * Commencement of operations

  ** For the period January 1, 2003 to June 30, 2003

 *** Based on average shares outstanding during the year

**** Prior to December 31, 2002, known as Utilities Income Fund

   + Net of expenses waived or assumed by the investment adviser (Note 4)

  ++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.


See notes to financial statements



Independent Auditors' Report

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund as of June 30, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodians and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund as of June 30, 2003, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                      Tait, Weller & Baker
Philadelphia, Pennsylvania
August 1, 2003



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FIRST INVESTORS LIFE SERIES FUND

Trustees
--------------------------------
Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------
Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.



FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity Fund, Growth Fund and International Securities Fund only) Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian (International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.



NOTES

Item 1.  Reports to Stockholders - Filed herewith

Item 2.  Code of Ethics - Not applicable to Semi-Annual Report

Item 3.  Audit Committee Financial Expert - Not applicable to Semi-
	 Annual Report

Item 4. Principal Accountant Fees and Services - Not applicable to Semi-Annual Report

Item 5.  [Reserved]

Item 6.  [Reserved]

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
	 Closed-End Management Investment Companies - Not applicable for this filing

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits

(a)	Code of Ethics - Not applicable to Semi-Annual Report

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 4, 2003


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 4, 2003